UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2022

Item #1. Reports to Stockholders.

INDEX

Cboe Vest US Large Cap 10% Buffer Strategies Fund;

Cboe Vest US Large Cap 20% Buffer Strategies Fund;

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund and Cboe Vest Bitcoin Strategy Managed Volatility Fund

(collectively, the “CBOE Vest Funds”)

SEMI-ANNUAL
REPORT

For the six months ended April 30, 2022 (unaudited)

The Cboe Vest Family of Funds

Cboe Vest US Large Cap 10% Buffer Strategies Fund*

Cboe Vest US Large Cap 20% Buffer Strategies Fund**

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Cboe Vest Bitcoin Strategy Managed Volatility Fund

*Formerly, Cboe Vest S&P 500® Buffer Strategy Fund

**Formerly, Cboe Vest S&P 500® Enhanced Growth Strategy Fund

The Cboe Vest Family of Funds

Important Disclosure Statement

The Cboe Vest US Large Cap 10% Buffer Strategies Fund, The Cboe Vest US Large Cap 20% Buffer Strategies Fund, Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, and the Cboe Vest Bitcoin Strategy Managed Volatility Fund (the “Funds”) prospectuses contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectuses containing this and other important information, please call 855-505-8378. Please read the prospectus carefully before you invest. ACA Foreside is the distributor and Cboe VestSM Financial, LLC (the “Adviser”) is the investment adviser.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds’ may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2022 and are subject to change at any time. For most recent information, please call 855-505-8378.

The Adviser waived or reimbursed part of the Funds’ total expenses. Had the Adviser not waived or reimbursed expenses of the Funds’, the Funds’ performance would have been lower.

SEMI-ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies Fund

Portfolio Composition as of April 30, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Money Market Fund	0.24%
Purchased Options:
Call Options	95.00%
Put Options	10.31%
Total Investments	105.55%
Options Written:
Call Options	(0.34%	)
Put Options	(5.26%	)
	(5.60%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies Fund
Schedule of InvestmentsApril 30, 2022 (unaudited)

				Shares	Fair Value
0.24% – MONEY MARKET FUND
Federated Treasury Obligations Fund - Institutional Class 0.22%*
(Cost: $728.980)				728,980	$728,980

105.31% – PURCHASED OPTIONS(A)

95.00% – CALL OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	2,280	$93,936,000	$0.01	12/21/22	$92,901,836
SPDR S&P 500 ETF Trust	170	7,004,000	0.01	1/18/23	6,926,891
SPDR S&P 500 ETF Trust	540	22,248,000	0.01	5/18/23	21,952,790
SPDR S&P 500 ETF Trust	20	824,000	0.01	6/21/23	810,397
SPDR S&P 500 ETF Trust	787	32,424,400	0.01	8/17/23	31,889,135
SPDR S&P 500 ETF Trust	785	32,342,000	0.01	11/17/23	31,718,988
SPDR S&P 500 ETF Trust	621	25,585,200	0.01	2/21/24	25,012,945
SPDR S&P 500 ETF Trust	616	25,379,200	0.01	6/25/24	24,702,493
SPDR S&P 500 ETF Trust	312	12,854,400	0.01	8/20/24	12,511,654
SPDR S&P 500 ETF Trust	1,045	43,054,000	0.01	12/19/24	41,812,928
TOTAL CALL OPTIONS					290,240,057
(Cost: $298,451,834)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies Fund
Schedule of Investments - continuedApril 30, 2022 (unaudited)

10.31% – PUT OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	598	$24,637,600	$410.86	5/18/22	$643,226
SPDR S&P 500 ETF Trust	598	24,637,600	422.11	6/15/22	1,230,363
SPDR S&P 500 ETF Trust	598	24,637,600	434.55	7/20/22	1,908,197
SPDR S&P 500 ETF Trust	598	24,637,600	439.18	8/18/22	2,213,243
SPDR S&P 500 ETF Trust	598	24,637,600	447.88	9/22/22	2,686,320
SPDR S&P 500 ETF Trust	598	24,637,600	452.41	10/20/22	2,946,314
SPDR S&P 500 ETF Trust	598	24,637,600	468.14	11/17/22	3,647,732
SPDR S&P 500 ETF Trust	598	24,637,600	470.60	12/22/22	3,885,052
SPDR S&P 500 ETF Trust	598	24,637,600	451.75	1/19/23	3,189,688
SPDR S&P 500 ETF Trust	598	24,637,600	446.60	2/16/23	3,072,857
SPDR S&P 500 ETF Trust	598	24,637,600	435.62	3/16/23	2,845,183
SPDR S&P 500 ETF Trust	598	24,637,600	444.71	4/20/23	3,210,731
TOTAL PUT OPTIONS					31,478,906
(Cost: $25,415,733)

105.31% – TOTAL PURCHASED OPTIONS					321,718,963
(Cost: $323,867,567)

105.55% – TOTAL INVESTMENTS					322,447,943
(Cost: $324,596,547)
(5.55%) — Liabilities in excess of other assets					(16,949,491)
100.00% – NET ASSETS					$305,498,452

*Effective 7 day yield as of April 30, 2022

(A)All or a portion of the purchased options are held as collateral for the options written

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies Fund
Schedule of Options WrittenApril 30, 2022 (unaudited)

(5.60%) – OPTIONS WRITTEN

(0.34%) – CALL OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	598	$(24,637,600)	$467.34	5/18/22	$(5,512)
SPDR S&P 500 ETF Trust	598	(24,637,600)	470.70	6/15/22	(16,952)
SPDR S&P 500 ETF Trust	598	(24,637,600)	486.69	7/20/22	(21,192)
SPDR S&P 500 ETF Trust	598	(24,637,600)	493.97	8/17/22	(32,953)
SPDR S&P 500 ETF Trust	598	(24,637,600)	503.40	9/21/22	(44,455)
SPDR S&P 500 ETF Trust	598	(24,637,600)	505.67	10/20/22	(56,192)
SPDR S&P 500 ETF Trust	598	(24,637,600)	527.94	11/17/22	(64,350)
SPDR S&P 500 ETF Trust	598	(24,637,600)	533.56	12/22/22	(72,077)
SPDR S&P 500 ETF Trust	598	(24,637,600)	514.17	1/18/23	(96,264)
SPDR S&P 500 ETF Trust	598	(24,637,600)	512.21	2/16/23	(174,702)
SPDR S&P 500 ETF Trust	598	(24,637,600)	506.59	3/16/23	(264,082)
SPDR S&P 500 ETF Trust	598	(24,637,600)	514.05	4/20/23	(180,292)
TOTAL CALL OPTIONS WRITTEN					(1,029,023)
(Premiums received: $5,431,374)

(5.26%) – PUT OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	598	$(24,637,600)	$369.77	5/18/22	$(125,312)
SPDR S&P 500 ETF Trust	598	(24,637,600)	379.90	6/15/22	(393,579)
SPDR S&P 500 ETF Trust	598	(24,637,600)	391.10	7/20/22	(807,279)
SPDR S&P 500 ETF Trust	598	(24,637,600)	395.26	8/17/22	(1,035,825)
SPDR S&P 500 ETF Trust	598	(24,637,600)	403.09	9/22/22	(1,268,269)
SPDR S&P 500 ETF Trust	598	(24,637,600)	407.17	10/20/22	(1,453,648)
SPDR S&P 500 ETF Trust	598	(24,637,600)	421.33	11/16/22	(1,963,371)
SPDR S&P 500 ETF Trust	598	(24,637,600)	423.54	12/22/22	(2,104,614)
SPDR S&P 500 ETF Trust	598	(24,637,600)	406.58	1/19/23	(1,782,031)
SPDR S&P 500 ETF Trust	598	(24,637,600)	401.94	2/16/23	(1,744,063)
SPDR S&P 500 ETF Trust	598	(24,637,600)	392.06	3/16/23	(1,576,069)
SPDR S&P 500 ETF Trust	598	(24,637,600)	400.24	4/20/23	(1,814,290)
(5.26%) – TOTAL PUT OPTIONS WRITTEN					(16,068,350)
(Premiums received: $15,643,661)

(5.60%) – TOTAL OPTIONS WRITTEN					$(17,097,373)
(Premiums received: $21,075,035)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest US Large Cap 10% Buffer Strategies Fund
Schedule of Options Written - continuedApril 30, 2022 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Purchased
Options	$321.718,963	$ —	$321,718,963	$(17,097,373)	$ —	$304,621,590

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written
Options	$(17,097,373)	$ —	$(17,097,373)	$17,097,373	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

SEMI-ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies Fund

Portfolio Composition as of April 30, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Money Market Fund	4.33%
Purchased Options:
Call Options	90.61%
Put Options	9.33%
Total Investments	104.27%
Options Written:
Call Options	(0.76%	)
Put Options	(2.53%	)
	(3.29%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies Fund
Schedule of InvestmentsApril 30, 2022 (unaudited)

				Shares	Fair Value
4.33% – MONEY MARKET FUND
Federated Treasury Obligations Fund - Institutional Class 0.22%*				488,209	$488,209
(Cost: $488,209)

99.94% – PURCHASED OPTIONS(A)

90.61% – CALL OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	140	$5,768,000	$0.01	11/15/23	$5,656,890
SPDR S&P 500 ETF Trust	114	4,696,800	0.01	11/21/24	4,561,410
TOTAL CALL OPTIONS					10,218,300
(Cost: $11,008,809)

9.33% – PUT OPTIONS

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	20	$824,000	$410.85	5/18/22	$21,504
SPDR S&P 500 ETF Trust	20	824,000	422.10	6/15/22	41,139
SPDR S&P 500 ETF Trust	20	824,000	434.54	7/20/22	63,807
SPDR S&P 500 ETF Trust	20	824,000	439.17	8/17/22	74,010
SPDR S&P 500 ETF Trust	20	824,000	447.87	9/21/22	89,831
SPDR S&P 500 ETF Trust	20	824,000	452.40	10/19/22	98,526
SPDR S&P 500 ETF Trust	20	824,000	468.13	11/16/22	121,983
SPDR S&P 500 ETF Trust	20	824,000	470.59	12/21/22	129,921
SPDR S&P 500 ETF Trust	20	824,000	451.74	1/18/23	106,665
SPDR S&P 500 ETF Trust	20	824,000	446.59	2/15/23	102,762
SPDR S&P 500 ETF Trust	20	824,000	435.61	3/15/23	95,147
SPDR S&P 500 ETF Trust	20	824,000	444.70	4/20/23	107,372
TOTAL PUT OPTIONS					1,052,667
(Cost: $815,607)

99.94% – TOTAL PURCHASED OPTIONS					11,270,967
(Cost: $11,824,416)

104.27% – TOTAL INVESTMENTS					11,759,176
(Cost: $12,312,625)
(4.27%) — Liabilities in excess of other assets					(481,611)
100% – NET ASSETS					$11,277,565

*Effective 7 day yield as of April 30, 2022

(A)All or a portion of the purchased options are held as collateral for options written.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies Fund
Schedule of Options WrittenApril 30, 2022 (unaudited)

(3.29%) – OPTIONS WRITTEN

(0.76%) – CALL OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	20	$(824,000)	$435.25	5/18/22	$(3,412)
SPDR S&P 500 ETF Trust	20	$(824,000)	443.30	6/15/22	(5,664)
SPDR S&P 500 ETF Trust	20	$(824,000)	461.11	7/20/22	(3,650)
SPDR S&P 500 ETF Trust	20	$(824,000)	463.40	8/17/22	(5,687)
SPDR S&P 500 ETF Trust	20	$(824,000)	474.50	9/21/22	(4,847)
SPDR S&P 500 ETF Trust	20	$(824,000)	474.64	10/19/22	(5,574)
SPDR S&P 500 ETF Trust	20	$(824,000)	495.12	11/16/22	(4,060)
SPDR S&P 500 ETF Trust	20	$(824,000)	500.28	12/21/22	(3,939)
SPDR S&P 500 ETF Trust	20	$(824,000)	484.87	1/18/23	(9,400)
SPDR S&P 500 ETF Trust	20	$(824,000)	482.91	2/15/23	(12,342)
SPDR S&P 500 ETF Trust	20	$(824,000)	479.01	3/15/23	(14,839)
SPDR S&P 500 ETF Trust	20	$(824,000)	489.40	4/20/23	(12,247)
TOTAL CALL OPTIONS WRITTEN					(85,661)
(Premiums received: $244,496)

(2.53%) – PUT OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	20	$(824,000)	$328.68	5/18/22	$(1,244)
SPDR S&P 500 ETF Trust	20	$(824,000)	337.68	6/15/22	(4,358)
SPDR S&P 500 ETF Trust	20	$(824,000)	347.63	7/20/22	(11,267)
SPDR S&P 500 ETF Trust	20	$(824,000)	351.34	8/17/22	(16,046)
SPDR S&P 500 ETF Trust	20	$(824,000)	358.30	9/21/22	(23,116)
SPDR S&P 500 ETF Trust	20	$(824,000)	361.92	10/19/22	(27,325)
SPDR S&P 500 ETF Trust	20	$(824,000)	374.50	11/16/22	(34,829)
SPDR S&P 500 ETF Trust	20	$(824,000)	376.47	12/21/22	(38,201)
SPDR S&P 500 ETF Trust	20	$(824,000)	361.39	1/18/23	(32,363)
SPDR S&P 500 ETF Trust	20	$(824,000)	357.27	2/15/23	(31,979)
SPDR S&P 500 ETF Trust	20	$(824,000)	348.50	3/15/23	(29,443)
SPDR S&P 500 ETF Trust	20	$(824,000)	355.77	4/20/23	(35,057)
TOTAL CALL OPTIONS WRITTEN					(285,228)
(Premiums received: $244,528)

(3.29%) – TOTAL OPTIONS WRITTEN					$(370,889)
(Premiums received: $489,024)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest US Large Cap 20% Buffer Strategies Fund
Schedule of Options Written - continuedApril 30, 2022 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Purchased
Options	$11,270,967	$ —	$11,270,967	$(370,889)	$ —	$10,900,078

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written
Options	$(370,889)	$ —	$(370,889)	$370,889	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Portfolio Composition as of April 30, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Industrial	20.16%
Materials	12.84%
Food & Staple Retailing	10.95%
Health Care	10.74%
Financial	10.56%
Household Products	7.93%
Consumer Discretionary	7.85%
Utilities	4.63%
Real Estate	4.58%
Beverages	3.22%
Energy	3.18%
Information Technology	3.11%
Money Market Fund	0.29%
Total Investments	100.04%
Options Written:
Call Options	(0.05%	)
	(0.05%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of InvestmentsApril 30, 2022 (unaudited)

	Shares	Fair Value
99.75% – COMMON STOCKS(A)

3.22% – BEVERAGES
Brown-Forman Corp. - Class B	17,666	$1,191,395
The Coca-Cola Co.	18,137	1,171,831
		2,363,226

7.85% – CONSUMER DISCRETIONARY
Genuine Parts Co.	8,856	1,151,723
Lowe’s Cos., Inc.	6,006	1,187,566
McDonald’s Corp.	4,731	1,178,776
Target Corp.	4,897	1,119,699
VF Corp.	21,683	1,127,516
		5,765,280

3.18% – ENERGY
Chevron Corp.	7,353	1,151,995
Exxon Mobil Corp.	13,902	1,185,145
		2,337,140

10.56% – FINANCIAL
Aflac Inc.	18,675	1,069,704
Brown & Brown, Inc.	17,473	1,082,977
Chubb Ltd.	5,742	1,185,436
Cincinnati Financial Corp.	8,660	1,062,236
Franklin Resources, Inc.	44,845	1,102,739
S&P Global Inc.	3,117	1,173,550
T. Rowe Price Group, Inc.	8,815	1,084,598
		7,761,240

10.95% – FOOD & STAPLE RETAILING
Archer-Daniels-Midland Co.	12,838	1,149,771
Hormel Foods Corp.	22,088	1,157,190
McCormick & Co., Inc.(B)	11,571	1,163,695
The Procter & Gamble Co.	7,339	1,178,276
Sysco Corp.	13,327	1,139,192
Walgreens Boots Alliance, Inc.	25,987	1,101,849
Walmart Inc.	7,545	1,154,310
		8,044,283

10.74% – HEALTH CARE
Abbott Laboratories	9,892	1,122,742
AbbVie Inc.	7,636	1,121,576

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedApril 30, 2022 (unaudited)

	Shares	Fair Value
Becton, Dickinson and Co.	4,640	$1,146,962
Cardinal Health, Inc.	19,221	1,115,779
Johnson & Johnson	6,519	1,176,419
Medtronic PLC	10,978	1,145,664
West Pharmaceutical Services, Inc.	3,384	1,066,163
		7,895,305

7.93% – HOUSEHOLD PRODUCTS
Church & Dwight Co., Inc.	11,513	1,123,209
The Clorox Co.	7,856	1,127,100
Colgate-Palmolive Co.	14,592	1,124,314
Kimberly-Clark Corp.	8,644	1,200,047
PepsiCo, Inc.	7,275	1,249,190
		5,823,860

20.16% – INDUSTRIAL
3M Co.	7,934	1,144,241
A.O. Smith Corp.	18,280	1,068,100
Caterpillar Inc.	5,471	1,151,864
Cintas Corp.	2,901	1,152,451
Dover Corp.	8,276	1,103,191
Emerson Electric Co.	12,644	1,140,236
Expeditors International of Washington, Inc.	11,902	1,179,131
General Dynamics Corp.	4,956	1,172,243
Illinois Tool Works Inc.	5,820	1,147,180
Pentair PLC	22,465	1,140,099
Roper Technologies, Inc.	2,606	1,224,612
Stanley Black & Decker, Inc.	8,364	1,004,935
W.W. Grainger, Inc.	2,370	1,185,071
		14,813,354

3.11% – INFORMATION TECHNOLOGY
Automatic Data Processing, Inc.	5,295	1,155,263
International Business Machines Corp.	8,560	1,131,718
		2,286,981

12.84% – MATERIALS
Air Products & Chemicals, Inc.	4,872	1,140,389
Albermarle Corp.	5,898	1,137,311
Amcor PLC	102,198	1,212,068
Ecolab Inc.	6,755	1,143,892
Linde PLC	3,821	1,191,999
Nucor Corp.	7,348	1,137,323

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Investments - continuedApril 30, 2022 (unaudited)

	Shares	Fair Value
PPG Industries, Inc.	8,908	$1,140,135
The Sherwin-Williams Co.	4,832	1,328,607
		9,431,724

4.58% – REAL ESTATE
Essex Property Trust, Inc.	3,367	1,108,652
Federal Realty Investment Trust	9,717	1,137,472
Realty Income Corp.	16,093	1,116,210
		3,362,334

4.63% – UTILITIES
Atmos Energy Corp.	9,970	1,130,598
Consolidated Edison, Inc.	12,265	1,137,456
NextEra Energy, Inc.	16,003	1,136,533
		3,404,587

99.75% – TOTAL COMMON STOCKS		73,289,314
(Cost: $54,136,833)

0.29% – MONEY MARKET FUND
Federated Treasury Obligations Fund - Institutional Class 0.22%**	210,102	210,102
(Cost: $210,102)

100.04% – TOTAL INVESTMENTS
(Cost: $54,346,935)		73,499,416
(0.04%) – Liabilities in excess of other assets		(25,680)
100.00% – NET ASSETS		$73,473,736

**Effective 7 day yield as of April 30, 2022

(A)All or a portion of securities are held as collateral for options written

(B)Non-voting shares

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Options WrittenApril 30, 2022 (unaudited)

(0.05%) – OPTIONS WRITTEN
	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.05%) – CALL OPTIONS
Abbvie Inc.	4	$(58,752)	$145.00	5/6/2022	$(880)
Abbott Labs	5	(56,750)	114.00	5/6/2022	(892)
Archer-Daniels	7	(62,692)	90.00	5/6/2022	(1,059)
Automatic Data	3	(65,454)	220.00	5/6/2022	(1,011)
Aflac Inc.	11	(63,008)	58.00	5/6/2022	(825)
Becton Dickinson	3	(74,157)	247.50	5/6/2022	(1,110)
Cardinal Health	11	(63,855)	58.00	5/6/2022	(2,068)
Caterpillar Inc.	3	(63,162)	212.50	5/6/2022	(1,053)
Colgate-Palmolive	8	(61,640)	77.50	5/6/2022	(880)
The Clorox Co.	4	(57,388)	144.00	5/6/2022	(1,880)
Chevron Corp.	4	(62,668)	157.50	5/6/2022	(1,224)
Emerson Electric Co.	7	(63,126)	91.00	5/6/2022	(1,120)
General Dynamics Corp.	3	(70,959)	237.50	5/6/2022	(929)
Hormel Foods Corp.	12	(62,868)	52.50	5/6/2022	(734)
IBM	5	(66,105)	133.00	5/6/2022	(900)
Illinois Tool Works Inc.	3	(59,133)	197.50	5/6/2022	(1,278)
Johnson & Johnson	3	(54,138)	182.50	5/6/2022	(438)
Kimberly-Clark Corp.	4	(55,532)	140.00	5/6/2022	(600)
The Coca-Cola Co.	10	(64,610)	65.00	5/6/2022	(710)
Lowe’s Cos., Inc.	3	(59,319)	200.00	5/6/2022	(1,068)
McDonald’s Corp.	2	(49,832)	250.00	5/6/2022	(694)
Medtronic PLC	6	(62,616)	105.00	5/6/2022	(930)
3M Co.	4	(57,688)	145.00	5/6/2022	(820)
Nucor Corp.	4	(61,912)	155.00	5/6/2022	(2,000)
PepsiCo, Inc.	4	(68,684)	172.50	5/6/2022	(908)
The Procter & Gamble Co.	4	(64,220)	162.50	5/6/2022	(572)
PPG Industries, Inc.	5	(63,995)	128.00	5/6/2022	(1,275)
S&P Global Inc.	2	(75,300)	380.00	5/6/2022	(1,624)
Sysco Corp.	7	(59,836)	86.00	5/6/2022	(910)
Target Corp.	3	(68,595)	230.00	5/6/2022	(1,290)
VF Corp.	12	(62,400)	52.00	5/6/2022	(1,404)
Walgreens Boots	15	(63,600)	42.50	5/6/2022	(1,335)
Walmart Inc.	4	(61,196)	152.50	5/6/2022	(932)
Exxon Mobil Corp.	7	(59,675)	85.00	5/6/2022	(1,274)
(0.05%) – TOTAL CALL OPTIONS WRITTEN					(36,627)
(Premiums received: ($36,486)

(0.05%) TOTAL OPTIONS WRITTEN					$(36,627)
(Premiums received: ($36,486)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Schedule of Options Written - continuedApril 30, 2022 (unaudited)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written
Options	$(36,627)	$ —	$(36,627)	$36,627	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

SEMI-ANNUAL REPORT

Cboe Vest Bitcoin Target Volatility Strategy Fund

Portfolio Composition as of April 30, 2022 (unaudited)

Consolidated Holdings by Sector/Asset Class	% of Net Assets
Money Market Fund	76.51%
Total Investments	76.51%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Cboe Vest Bitcoin Target Volatility Strategy Fund
Schedule of Options Written - continuedApril 30, 2022 (unaudited)

	Shares	Fair Value

76.51% – MONEY MARKET FUND
Federated Treasury Obligations Fund - Institutional Class 0.22%*
(Cost: $793,858)	793,858	$793,858

TOTAL MONEY MARKET FUND		793,858
(Cost: $793,858)

76.51% – TOTAL INVESTMENTS
(Cost: $793,858)		793,858
23.49% – Other assets, net of liabilities		243,681
100.00% – NET ASSETS		$1,037,539

*Effective 7 day yield as of April 30, 2022

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
Number of Contracts	Descriptions	Expiration Date	Notional Value	Value at April 30, 2022	Unrealized Appreciation (Depreciation)

2	CME Bitcoin Future(1)	5/31/2022	$414,416	$382,850	$(31,566)
55	CME Micro Bitcoin(1)	5/1/2022	229,724	210,567	(19,157)

TOTAL FUTURES CONTRACTS			$644,140	$593,417	$(50,723)

(1)All or a portion of this investment is a holding of the Cboe Vest Cayman Subsidiary I.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statement of Assets and LiabilitiesApril 30, 2022 (unaudited)

	Cboe Vest US Large Cap 10% Buffer Strategies Fund	Cboe Vest US Large Cap 20% Buffer Strategies Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
ASSETS
Investments at fair value* (Note 1)	$322,447,943	$11,759,176	$73,499,416	$793,858
Cash	—	—	19,663	—
Cash deposits with brokers	3,983	3,994	2,500	256,297
Receivable for securities sold	—	—	4,103,063	—
Receivable for capital stock sold	310,282	171,255	18,230	500
Dividends and interest receivable	363	53	86,036	110
Receivable from investment manager for expense limitation agreement	—	47,960	—	16,609
Prepaid expenses	160,214	23,057	50,721	36,429
TOTAL ASSETS	322,922,785	12,005,495	77,779,629	1,103,803
LIABILITIES
Unrealized depreciation of open futures contracts	—	—	—	50,723
Call options written, at fair value(A) (Note 1)	16,068,350	85,661	36,627	—
Put options written, at fair value(B) (Note 1)	1,029,023	285,228	—	—
Payable for capital stock redeemed	159,490	—	8,827	—
Payable for securities purchased	—	348,207	4,158,922	—
Accrued advisory fees	139,757	—	24,740	—
Accrued 12b-1 fees	—	—	61,179	100
Accrued custody fees	—	—	9,702	—
Accrued administration, fund accounting, and transfer agent fees	18,118	383	5,896	7,581
Other accrued expenses	9,595	8,451	—	7,860
TOTAL LIABILITIES	17,424,333	727,930	4,305,893	66,264
NET ASSETS	$305,498,452	$11,277,565	$73,473,736	$1,037,539

Net Assets Consist of:
Paid-in-capital	$288,128,583	$9,221,624	$61,069,131	$1,461,489
Distributable earnings (accumulated deficit)	17,369,869	2,055,941	12,404,605	(423,950)
Net Assets	$305,498,452	$11,277,565	$73,473,736	$1,037,539

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statement of Assets and Liabilities - continuedApril 30, 2022 (unaudited)

	Cboe Vest US Large Cap 10% Buffer Strategies Fund	Cboe Vest US Large Cap 20% Buffer Strategies Fund		Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$154,755,826	$9,047,591		$41,871,107	$323,917
Investor Class	19,516,250	2,065,982		5,537,224	372,033
Class A	4,253,416	144,357		4,084,090	—
Class C	3,991,306	18,207		2,721,972	—
Class Y	122,981,654	1,428		19,259,343	341,589
Total	$305,498,452	$11,277,565		$73,473,736	$1,037,539
Shares Outstanding
Institutional Class	10,338,522	1,453,450		3,139,986	21,973
Investor Class	1,315,686	340,469		416,075	24,935
Class A	286,404	24,604		306,597	—
Class C	276,703	3,225		205,334	—
Class Y	8,169,144	225		1,440,654	23,229
Total	20,386,459	1,821,973		5,508,646	70,137
Net Asset Value and Redemption Price Per Share
Institutional Class	$14.97	$6.22		$13.33	$14.74
Investor Class***	14.83	6.07		13.31	14.92
Class A***	14.85	5.87		13.32	—
Class C***	14.42	5.65		13.26	—
Class Y	15.05	6.34	****	13.37	14.70	****
Maximum Offering Price Per Share**
Class A	$15.76	$6.23		$14.13	$—

*Identified cost of:	$324,596,547	$12,312,625		$54,346,935	$793,858
(A)Premiums received of:	$5,431,374	$244,496		$36,486
(B)Premiums received of:	$15,643,661	$244,528

**Maximum offering price per share includes sales charge of 5.75%.

***May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

****NAV per share does not recalculate due to rounding.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of OperationsApril 30, 2022 (unaudited)

	Cboe Vest US Large Cap 10% Buffer Strategies Fund	Cboe Vest US Large Cap 20% Buffer Strategies Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
INVESTMENT INCOME
Dividends	$569,529	$—	$874,657	$—
Interest	465	67	130	158
Total investment income	569,994	67	874,787	158

EXPENSES
Investment management fees (Note 2)	1,190,098	35,267	279,648	5,220
12b-1 fees (Note 2)
Investor Class	25,350	7,061	7,002	399
Class A	5,183	220	5,338	—
Class C	19,961	68	13,856	—
Recordkeeping and administrative services (Note 2)	71,285	2,391	16,435	3,000
Accounting fees (Note 2)	74,114	1,778	15,701	8,280
Custody fees	5,571	2,278	22,004	5,201
Transfer agent fees (Note 2)	25,844	2,447	7,869	2,085
Audit and tax fees	28,913	5,434	6,032	4,632
Legal fees	30,564	2,184	9,663	2,775
Filing and registration fees	48,223	12,629	23,797	5,145
Trustee fees	13,830	882	3,155	3,566
Compliance fees	11,758	512	2,650	23
Shareholder reports	35,027	2,209	12,916	5,079
Shareholder servicing
Institutional Class	66,588	2,702	20,750	422
Investor Class	25,350	7,061	4,201	399
Class A	3,110	443	1,576	—
Class C	2,994	10	137	—
Insurance	5,464	2,069	2,222	1,960
Interest expense	1,900	26	1,855	117
Exchange fees	4,000	2,400	4,000	2,400
Other	12,153	203	8,129	1,825
Total expenses	1,707,280	90,274	468,936	52,528
Investment management fee waivers and reimbursed expenses (Note 2)	(255,579)	(38,229)	(111,353)	(45,069)
Net expenses	1,451,701	52,045	357,583	7,459
Net investment income (loss)	(881,707)	(51,978)	517,204	(7,301)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Operations - continuedApril 30, 2022 (unaudited)

	Cboe Vest US Large Cap 10% Buffer Strategies Fund	Cboe Vest US Large Cap 20% Buffer Strategies Fund	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund	Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	48,248,991	—	1,089,346	—
Net realized gain (loss) on put options purchased	(10,676,283)	(10,757)	—	—
Net realized gain (loss) on call options purchased	(165,279)	37,002,466	—	—
Net realized gain (loss) on futures contracts	—	—	—	(224,093)
Net realized gain (loss) on put options written	6,933,897	(717)	—	—
Net realized gain (loss) on call options written	(3,937,842)	(7,358,082)	462,070	—
Net realized gain (loss) on investments, options purchased and written	40,403,484	29,632,910	1,551,416	(224,093)
Net change in unrealized appreciation (depreciation) of investments	—	—	(3,279,654)	—
Net change in unrealized appreciation (depreciation) on put options purchased	19,354,086	237,060	—	—
Net change in unrealized appreciation (depreciation) on call options purchased	(82,757,904)	(35,290,107)	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	(192,556)
Net change in unrealized appreciation (depreciation) on put options written	(9,953,254)	(40,700)	—	—
Net change in unrealized appreciation (depreciation) on call options written	13,199,024	5,618,628	(14)	—
Net change in unrealized appreciation (depreciation) on investments, options purchased and written	(60,158,048)	(29,475,119)	(3,279,668)	(192,556)

Net realized and unrealized gain (loss)	(19,754,564)	157,791	(1,728,252)	(416,649)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(20,636,271)	$105,813	$(1,211,048)	$(423,950)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets

THE CBOE VEST FAMILY OF FUNDS

	Cboe Vest US Large Cap 10% Buffer Strategies Fund		Cboe Vest US Large Cap 20% Buffer Strategies Fund		Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund		Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
	For the six months ended April 30, 2022 (unaudited)	For the Year ended October 31, 2021	For the six months ended April 30, 2022 (unaudited)	For the Year ended October 31, 2021	For the six months ended April 30, 2022 (unaudited)	For the Year ended October 31, 2021	For the six months ended April 30, 2022 (unaudited)	For the Period August 13, 2021* through October 31, 2021
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(881,707)	$(2,460,263)	$(51,978)	$(930,539)	$517,204	$994,682	$(7,301)	$(1,803)
Net realized gain (loss) on investments, options purchased and written and futures contracts^	40,403,484	17,507,492	29,632,910	(907,175)	1,551,416	2,518,560	(224,093)	(2,355)
Net increase (decrease) in unrealized appreciation (depreciation) of investments, options purchased, options written and futures contracts	(60,158,048)	33,660,714	(29,475,119)	19,117,405	(3,279,668)	15,174,454	(192,556)	145,991
Increase (decrease) in net assets from operations	(20,636,271)	48,707,943	105,813	17,279,691	(1,211,048)	18,687,696	(423,950)	141,833

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	—	—	(1,830,227)	—	(1,035,723)	(1,886,204)	(44,997)	—
Investor Class	—	—	(1,334,062)	—	(131,312)	(206,753)	(43,038)	—
Class A	—	—	(109,871)	—	(101,262)	(202,831)	—	—
Class C	—	—	(11,973)	—	(57,366)	(109,503)	—	—
Class Y	—	—	(861)	—	(503,554)	(885,408)	(53,798)	—
Return of Capital				—
Institutional Class	—	(18,399)	—	—	—	—	—	—
Class Y	—	(125,531)	—	—	—	—	—	—
Decrease in net assets from distributions	—	(143,930)	(3,286,994)	—	(1,829,217)	(3,290,699)	(141,833)	—

See Notes to Financial Statements

SEMI-ANNUAL REPORT

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets - continued

THE CBOE VEST FAMILY OF FUNDS

	Cboe Vest US Large Cap 10% Buffer Strategies Fund				Cboe Vest US Large Cap 20% Buffer Strategies Fund				Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund				Cboe Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
	For the six months ended April 30, 2022 (unaudited)		For the Year ended October 31, 2021		For the six months ended April 30, 2022 (unaudited)		For the Year ended October 31, 2021		For the six months ended April 30, 2022 (unaudited)		For the Year ended October 31, 2021		For the six months ended April 30, 2022 (unaudited)	For the Period August 13, 2021* through October 31, 2021
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	32,760,182		70,661,146		6,659,199		745,339		4,329,918		9,385,169		648,702	241,450
Investor Class	2,786,775		6,292,542		919,384		7,970,692		682,029		1,710,758		696,679	56,547
Class A	1,199,860		715,335		4,066		18,230		16,000		291,727		—	—
Class C	697,485		569,406		15,230		5,000		223,000		146,000		—	—
Class Y	172,538,647		152,914,821		862		—		968,168		3,323,896		2,491	399,980
Distributions reinvested
Institutional Class	—		17,983		1,813,055		—		997,724		1,823,772		44,204	—
Investor Class	—		—		1,321,358		—		128,124		203,909		42,505	—
Class A	—		—		109,871		—		100,553		202,127		—	—
Class C	—		—		11,973		—		45,100		80,351		—	—
Class Y	—		125,530		—		—		503,554		885,305		53,798	—
Shares redeemed			—						—
Institutional Class	(43,264,491)		(74,778,443	)(A)	(334,644)		(4,679,723)		(3,590,714)		(11,545,234	)(A)	(474,868)	—
Investor Class	(2,037,252	)(B)	(9,507,474	)(B)	(77,403,408	)(B)	(7,859,674	)(B)	(560,345	)(B)	(642,050	)(B)	(249,999)	—
Class A	(171,471)		(476,516)		(50,247	)(C)	(88,226)		(214,513)		(1,465,304)		—	—
Class C	(336,304)		(538,096)		(2,884)		—		(154,744)		(635,343)		—	—
Class Y	(168,912,247)		(99,167,056)		—		—		(1,365,072)		(962,713)		—	—
Increase (decrease) in net assets from capital stock transactions	(4,738,816)		46,829,178		(66,936,185)		(3,888,362)		2,108,782		2,802,370		763,512	697,977

NET ASSETS
Increase (decrease) during period	(25,375,087)		95,393,191		(70,117,366)		13,391,329		(931,483)		18,199,367		197,729	839,810
Beginning of period	330,873,539		235,480,348		81,394,931		68,003,602		74,405,219		56,205,852		839,810	—
End of period	$305,498,452		$330,873,539		$11,277,565		$81,394,931		$73,473,736		$74,405,219		$1,037,539	$839,810
(A)Includes redemption fees of:			$1,691
(B)Includes redemption fees of:	$137		$412		$1,707		$1,989		$9		$330
(C)Includes redemption fees of:					$11						$568

*Inception date.

^Includes realized gains (losses) as a result of in-kind redemptions (Note 3)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,
		2021		2020		2019		2018		2017
Net asset value, beginning of period	$15.92	$13.31		$12.68		$11.60		$11.21		$9.88
Investment activities
Net investment income (loss)(1)	(0.05)	(0.14)		(0.09)		—	(4)	(0.11)		(0.11)
Net realized and unrealized gain (loss) on investments	(0.90)	2.75		0.85		1.08		0.50		1.44
Total from investment activities	(0.95)	2.61		0.76		1.08		0.39		1.33
Distributions
Net investment income	—	—		(0.09)		—		—		—
Net realized gain	—	—		(0.04)		—		—		—
Return of capital	—	(0.00	)(4)	—		—		—		—
Total distributions	—	—		(0.13)		—		—		—
Paid-in capital from redemption fees	— (4)	—	(4)	—		—		—		—
Net asset value, end of period	$14.97	$15.92		$13.31		$12.68		$11.60		$11.21
Total Return*	(5.97%)	19.62%		6.03%		9.31%		3.48%		13.46%
Ratios/Supplemental Data
Ratios to average net assets**
Expenses, gross	1.03%	1.05%		1.07	%(5)	1.28	%(5)	1.73%		3.27%
Expenses, net of waiver (Note 2)	0.95%	0.95%		0.96	%(5)	0.96	%(5)	0.95%		1.08%
Net investment income (loss)	(0.60%)	(0.91%)		(0.68%)		0.03%		(0.92%)		(1.05%)
Portfolio turnover rate*	59.31%	72.58%		120.89	%(6)	1.61%		0.00	%(3)	0.00	%(2)
Net assets, end of period (000’s)	$154,756	$175,601		$150,789		$64,605		$30,428		$10,614

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(4)Less than $0.01 per share.

(5)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.06% and 0.95%, respectively for the year ended October 31, 2020 and 1.27% and 0.95%, respectively for the year ended October 31, 2019.

(6)Significant increase in the portfolio turnover rate is due to ETF trading.

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Investor Class
	For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,				For the period December 7, 2016* to October 31, 2017
		2021	2020	2019	2018
Net asset value, beginning of period	$15.80	$13.24	$12.58	$11.54	$11.18	$10.20
Investment activities
Net investment income (loss)(1)	(0.07)	(0.17)	(0.13)	(0.04)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.90)	2.73	0.86	1.08	0.50	1.11
Total from investment activities	(0.97)	2.56	0.73	1.04	0.36	0.98
Distributions
Net investment income	—	—	(0.03)	—	—	—
Net realized gain	—	—	(0.04)	—	—	—
Total distributions	—	—	(0.07)	—	—	—
Paid-in capital from redemption fees	— (4)	— (4)	— (4)	— (4)	—	—
Net asset value, end of period	$14.83	$15.80	$13.24	$12.58	$11.54	$11.18
Total Return**	(6.14%)	19.34%	5.85%	9.01%	3.22%	9.61%
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	1.45%	1.37%	1.43 (5)	1.71 (5)	2.20%	3.74%
Expenses, net of waiver (Note 2)	1.20%	1.20%	1.21 (5)	1.20 (5)	1.20%	1.38%
Net investment income (loss)	(0.86%)	(1.15%)	(1.00%)	(0.31%)	(1.17%)	(1.35%)
Portfolio turnover rate**	59.31%	72.58%	120.89 (6)	1.61%	0.00 (3)	0.00 (2)
Net assets, end of period (000’s)	$19,516	$20,015	$19,570	$5,510	$8,880	$1,330

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(4)Less than $0.01 per share.

(5)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.42% and 1.20%, respectively for the year ended October 31, 2020 and 1.71% and 1.20%, respectively for the year ended October 31, 2019.

(6)Significant increase in the portfolio turnover rate is due to ETF trading.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,					For the period July 24, 2018* to October 31, 2018
		2021	2020		2019
Net asset value, beginning of period	$15.82	$13.25	$12.63		$11.59		$11.85
Investment activities
Net investment income (loss)(1)	(0.07)	(0.17)	(0.10)		(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	(0.90)	2.74	0.83		1.06		(0.22)
Total from investment activities	(0.97)	2.57	0.73		1.04		(0.26)
Distributions
Net investment income	—	—	(0.07)		—		—
Net realized gain	—	—	(0.04)		—		—
Total distributions	—	—	(0.11)		—		—
Net asset value, end of period	$14.85	$15.82	$13.25		$12.63		$11.59
Total Return**	(6.13%)	19.40%	5.82%		8.97%		(2.19%)
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	1.35%	1.32%	1.23	%(3)	1.41	%(3)	2.24%
Expenses, net of waiver (Note 2)	1.20%	1.20%	1.21	%(3)	1.21	%(3)	1.20%
Net investment income (loss)	(0.86%)	(1.15%)	(0.78%)		(0.13%)		(1.18%)
Portfolio turnover rate**	59.31%	72.58%	120.89	%(4)	1.61%		0.00	%(2)
Net assets, end of period (000’s)	$4,253	$3,508	$2,727		$3,320		$15

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.22% and 1.20%, respectively for the year ended October 31, 2020 and 1.40% and 1.20%, respectively for the year ended October 31, 2019.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,					For the period July 24, 2018* to October 31, 2018
		2021	2020		2019
Net asset value, beginning of period	$15.42	$13.02	$12.44		$11.50		$11.85
Investment activities
Net investment income (loss)(1)	(0.12)	(0.28)	(0.20)		(0.10)		(0.06)
Net realized and unrealized gain (loss) on investments	(0.88)	2.68	0.82		1.04		(0.29)
Total from investment activities	(1.00)	2.40	0.62		0.94		(0.35)
Distributions
Net investment income	—	—	—	(4)	—		—
Net realized gain	—	—	(0.04)		—		—
Total distributions	—	—	(0.04)		—		—
Paid-in capital from redemption fees	—	—	—	(4)	—		—
Net asset value, end of period	$14.42	$15.42	$13.02		$12.44		$11.50
Total Return**	(6.49%)	18.43%	5.06%		8.17%		(2.95%)
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	2.10%	2.05%	2.03	%(3)	2.16	%(3)	3.53%
Expenses, net of waiver (Note 2)	1.95%	1.95%	1.96	%(3)	1.96	%(3)	1.95%
Net investment income (loss)	(1.61%)	(1.91%)	(1.59%)		(0.84%)		(1.93%)
Portfolio turnover rate**	59.31%	72.58%	120.89	%(5)	1.61%		0.00	%(2)
Net assets, end of period (000’s)	$3,991	$3,897	$3,269		$2,910		$81

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.02% and 1.95%, respectively for the year ended October 31, 2020 and 2.15% and 1.95%, respectively for the year ended October 31, 2019.

(4)Less than $0.01 per share.

(5)Significant increase in the portfolio turnover rate is due to ETF trading.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,					For the period July 24, 2018* to October 31, 2018
		2021	2020		2019
Net asset value, beginning of period	$16.00	$13.36	$12.71		$11.60		$11.85
Investment activities
Net investment income (loss)(1)	(0.03)	(0.10)	(0.05)		0.04		(0.02)
Net realized and unrealized gain (loss) on investments	(0.92)	2.77	0.84		1.07		(0.23)
Total from investment activities	(0.95)	2.67	0.79		1.11		(0.25)
Distributions
Net investment income	—	—	(0.10)		—		—
Net realized gain	—	—	(0.04)		—		—
Return of capital	—	(0.03)
Total distributions	—	(0.03)	(0.14)		—		—
Net asset value, end of period	$15.05	$16.00	$13.36		$12.71		$11.60
Total Return**	(5.94%)	19.98%	6.30%		9.57%		(2.11%)
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	0.95%	0.96%	0.97	%(3)	1.14	%(3)	1.25%
Expenses, net of waiver (Note 2)	0.70%	0.70%	0.71	%(3)	0.71	%(3)	0.71%
Net investment income (loss)	(0.36%)	(0.66%)	(0.41%)		0.34%		(0.69%)
Portfolio turnover rate **	59.31%	72.58%	120.89	%(4)	1.61%		0.00	%(2)
Net assets, end of period (000’s)	$122,982	$127,852	$59,125		$29,532		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 0.96% and 0.70%, respectively for the year ended October 31, 2020 and 1.13% and 0.70%, respectively for the year ended October 31, 2019.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,							Period December 21, 2016* to October 31, 2017
		2021	2020		2019		2018
Net asset value, beginning of period	$16.24	$12.89	$12.98		$12.00		$11.50		$10.00
Investment activities
Net investment income (loss)(1)	(0.04)	(0.14)	(0.01)		0.03		(0.11)		(0.11)
Net realized and unrealized gain (loss) on investments	(0.59)	3.49	0.86		1.57		0.61		1.61
Total from investment activities	(0.63)	3.35	0.85		1.60		0.50		1.50
Distributions
Net investment income	—	—	(0.06)		—		—		—
Net realized gain	(9.39)	—	(0.88)		(0.62)		—		—
Return of Capital	—	—	—	(B)	—		—		—
Total distributions	(9.39)	—	(0.94)		(0.62)		—		—
Paid-in capital from redemption fees	—	—	—		—	(B)	—		—
Net asset value, end of period	$6.22	$16.24	$12.89		$12.98		$12.00		$11.50
Total Return**	(4.95%)	25.99%	6.72%		14.71%		4.35%		15.00%
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	2.06%	1.14%	1.17	%(A)	1.45	%(A)	1.75%		1.69%
Expenses, net of waiver (Note 2)	0.95%	0.95%	0.96	%(A)	0.96	%(A)	0.96%		1.13%
Net investment income (loss)	(0.95%)	(0.95%)	(0.09%)		0.26%		(0.96%)		(1.13%)
Portfolio turnover rate**	7.43%	11.15%	124.54	%(4)	15.91%		0.00	%(3)	0.00	%(2)
Net assets, end of period (000’s)	$9,048	$2,967	$5,718		$7,247		$4,949		$5,164

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

(A)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.16% and 0.95%, respectively for the year ended October 31, 2020 and 1.44% and 0.95%, respectively for the year ended October 31, 2019.

(B)Less than $0.01 per share.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

Investor Class
For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,	Period January 31, 2017* to October 31, 2017
2021	2020	2019	2018
Net asset value, beginning of period	$16.06	$12.79	$12.89	$11.94	$11.47	$10.12
Investment activities
Net investment income (loss)(1)	(0.09)	(0.18)	(0.07)	—	(B)	(0.14)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.51)	3.45	0.88	1.57	0.61	1.46
Total from investment activities	(0.60)	3.27	0.81	1.57	0.47	1.35
Distributions
Net investment income	—	—	(0.03)	—	—	—
Net realized gain	(9.39)	—	(0.88)	(0.62)	—	—
Return of Capital	—	—	—	(B)	—	—	—
Total distributions	(9.39)	—	(0.91)	(0.62)	—	—
Paid-in capital from redemption fees	—	(B)	—	(B)	—	(B)	—	(B)	—	—
Net asset value, end of period	$6.07	$16.06	$12.79	$12.89	$11.94	$11.47
Total Return**	(4.76%)	25.57%	6.46%	14.53%	4.10%	13.34%
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	1.80%	1.39%	1.40	%(A)	1.69	%(A)	2.06%	1.79%
Expenses, net of waiver (Note 2)	1.20%	1.20%	1.21	%(A)	1.21	%(A)	1.21%	1.36%
Net investment income (loss)	(1.20%)	(1.20%)	(0.55%)	(0.03%)	(1.21%)	(1.36%)
Portfolio turnover rate**	7.43%	11.15%	124.54	%(4)	15.91%	0.00	%(3)	0.00	%(2)
Net assets, end of period (000’s)	$2,066	$78,220	$62,059	$33,492	$32,292	$32,995

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

(A)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.39% and 1.20%, respectively for the year ended October 31, 2020 and 1.68% and 1.20%, respectively for the year ended October 31, 2019.

(B)Less than $0.01 per share.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,							Period January 31, 2017* to October 31, 2017
		2021	2020		2019		2018
Net asset value, beginning of period	$15.87	$12.74	$12.87		$11.92		$11.46		$10.12
Investment activities
Net investment income (loss)(1)	(0.06)	(0.18)	(0.03)		0.02		(0.14)		(0.11)
Net realized and unrealized gain (loss) on investments	(0.55)	3.31	0.81		1.55		0.60		1.45
Total from investment activities	(0.61)	3.13	0.78		1.57		0.46		1.34
Distributions
Net investment income	—	—	(0.03)		—		—		—
Net realized gain	(9.39)	—	(0.88)		(0.62)		—		—
Return of Capital	—	—	—	(B)	—		—		—
Total distributions	(9.39)	—	(0.91)		(0.62)		—		—
Paid-in capital from redemption fees	—	—	—		—	(B)	—		—
Net asset value, end of period	$5.87	$15.87	$12.74		$12.87		$11.92		$11.46
Total Return**	(4.91%)	24.57%	6.23%		14.56%		4.01%		13.24%
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	2.82%	1.24%	1.29	%(A)	1.41	%(A)	1.59%		2.36%
Expenses, net of waiver (Note 2)	1.20%	1.20%	1.21	%(A)	1.21	%(A)	1.21%		1.39%
Net investment income (loss)	(1.20%)	(1.20%)	(0.25%)		0.13%		(1.21%)		(1.39%)
Portfolio turnover rate**	7.43%	11.15%	124.54	%(4)	15.91%		0.00	%(3)	0.00	%(2)
Net assets, end of period (000’s)	$144	$200	$224		$375		$1		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Ratio is zero due to the Fund not having activity with any long-term securities during the period.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the year.

(4)Significant increase in the portfolio turnover rate is due to ETF trading.

(A)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.28% and 1.20%, respectively for the year ended October 31, 2020 and 1.40% and 1.20%, respectively for the year ended October 31, 2019.

(B)Less than $0.01 per share.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

Class C
For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,	Period July 24, 2018* to October 31, 2018
2021	2020	2019
Net asset value, beginning of period	$15.68	$12.58	$12.82	$11.97	$12.44
Investment activities
Net investment income (loss)(1)	(0.09)	(0.29)	(0.06)	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.55)	3.39	0.70	1.52	(0.40)
Total from investment activities	(0.64)	3.10	0.64	1.47	(0.47)
Distributions
Net realized gain	(9.39)	—	(0.88)	(0.62)	—
Return of Capital	—	—	—	(B)	—	—
Total distributions	(9.39)	—	(0.88)	(0.62)	—
Paid-in capital from redemption fees	—	(B)	—	—	—	—
Net asset value, end of period	$5.65	$15.68	$12.58	$12.82	$11.97
Total Return**	(5.21%)	24.64%	5.06%	13.62%	(3.78%)
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	2.52%	2.15%	2.20	%(A)	2.11%	2.94%
Expenses, net of waiver (Note 2)	1.96%	1.95%	1.96	%(A)	1.95%	1.98%
Net investment income (loss)	(1.96%)	(1.95%)	(0.50%)	(0.40%)	(2.00%)
Portfolio turnover rate**	7.43%	11.15%	124.54	%(2)	15.91%	0.00	%(3)
Net assets, end of period (000’s)	$18	$7	$1	$17	$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Significant increase in the portfolio turnover rate is due to ETF trading.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(A)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.19% and 1.95%, respectively for the year ended October 31, 2020.

(B)Less than $0.01 per share.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,					Period July 24, 2018* to October 31, 2018
		2021	2020		2019
Net asset value, beginning of period	$16.34	$12.95	$13.02		$12.01		$12.44
Investment activities
Net investment income (loss)(1)	(0.04)	(0.11)	0.01		0.06		(0.03)
Net realized and unrealized gain (loss) on investments	(0.57)	3.50	0.88		1.57		(0.40)
Total from investment activities	(0.61)	3.39	0.89		1.63		(0.43)
Distributions
Net investment income	—	—	(0.08)		—		—
Net realized gain	(9.39)	—	(0.88)		(0.62)		—	(A)
Total distributions	(9.39)	—	(0.96)		(0.62)		—
Net asset value, end of period	$6.34	$16.34	$12.95		$13.02		$12.01
Total Return**	(4.78%)	26.18%	7.03%		14.97%		(3.46%)
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	1.78%	0.80%	0.73	%(B)	0.96	%(B)	1.60%
Expenses, net of waiver (Note 2)	0.70%	0.70%	0.71	%(B)	0.71	%(B)	0.73%
Net investment income (loss)	(0.70%)	(0.70%)	0.09%		0.47%		(0.76%)
Portfolio turnover rate**	7.43%	11.15%	124.54	%(2)	15.91%		0.00	%(3)
Net assets, end of period (000’s)	$1	$1	$1		$1		$1

(1)Per share amounts calculated using the average number of shares outstanding during the period.

(2)Significant increase in the portfolio turnover rate is due to ETF trading.

(3)Ratio is zero due to the Fund not holding any long-term securities at any month end during the period.

(A)Less than $0.01 per share.

(B)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 0.72% and 0.70%, respectively for the year ended October 31, 2020 and 0.95% and 0.70%, respectively for the year ended October 31, 2019.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Institutional Class
	For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,							Period September 11, 2017* to October 31, 2017
		2021		2020		2019		2018
Net asset value, beginning of period	$13.88	$10.88		$11.47		$10.36		$10.25	$10.00
Investment activities
Net investment income (loss)(1)	0.10	0.20		0.18		0.17		0.16	0.01
Net realized and unrealized gain (loss) on investments(2)	(0.31)	3.44		(0.28)		1.45		0.40	0.24
Total from investment activities	(0.21)	3.64		(0.10)		1.62		0.56	0.25
Distributions
Net investment income	(0.08)	(0.20)		(0.16)		(0.18)		(0.15)	—
Net realized gain	(0.26)	(0.44)		(0.30)		(0.33)		(0.30)	—
Return of Capital	—	—		(0.03)		—		—	—
Total distributions	(0.34)	(0.64)		(0.49)		(0.51)		(0.45)	—
Paid-in capital from redemption fees	—	—	(4)	—		—		—	—
Net asset value, end of period	$13.33	$13.88		$10.88		$11.47		$10.36	$10.25
Total Return**	(1.59%)	34.02%		(0.72%)		16.02%		5.45%	2.50%
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	1.21%	1.21	%(3)	1.25	%(3)	1.40	%(3)	2.21%	2.89%
Expenses, net of waiver (Note 2)	0.95%	0.96	%(3)	0.96	%(3)	0.96	%(3)	0.95%	0.95%
Net investment income (loss)	1.39%	1.49%		1.67%		1.53%		1.55%	1.11%
Portfolio turnover rate**	73.82%	126.11%		169.87%		185.19%		205.91%	9.77%
Net assets, end of period (000’s)	$41,871	$41,892		$33,271		$50,376		$21,603	$5,572

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.20% and 0.95%, respectively for the year ended October 31, 2021 and 1.24% and 0.95%, respectively for the year ended October 31, 2020 and 1.39% and 0.95%, respectively for the year ended October 31, 2019.

(4)Less than $0.01 per share.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

Investor Class
For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,	Period September 11, 2017* to October 31, 2017
2021	2020	2019	2018
Net asset value, beginning of period	$13.86	$10.86	$11.45	$10.35	$10.23	$10.00
Investment activities
Net investment income (loss)(1)	0.08	0.16	0.16	0.14	0.14	0.01
Net realized and unrealized gain (loss) on investments(2)	(0.30)	3.45	(0.29)	1.45	0.40	0.22
Total from investment activities	(0.22)	3.61	(0.13)	1.59	0.54	0.23
Distributions
Net investment income	(0.07)	(0.17)	(0.13)	(0.16)	(0.12)	—
Net realized gain	(0.26)	(0.44)	(0.30)	(0.33)	(0.30)	—
Return of Capital	—	—	(0.03)	—	—	—
Total distributions	(0.33)	(0.61)	(0.46)	(0.49)	(0.42)	—
Paid-in capital from redemption fees	—	(A)	—	(A)	—	(A)	—	—	—
Net asset value, end of period	$13.31	$13.86	$10.86	$11.45	$10.35	$10.23
Total Return**	(1.69%)	33.74%	(1.00%)	15.71%	5.28%	2.30%
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	1.51%	1.60	%(3)	1.65	%(3)	1.81	%(3)	2.56%	2.69%
Expenses, net of waiver (Note 2)	1.20%	1.21	%(3)	1.21	%(3)	1.21	%(3)	1.20%	1.20%
Net investment income (loss)	1.14%	1.23%	1.44%	1.29%	1.32%	0.78%
Portfolio turnover rate**	73.82%	126.11%	169.87%	185.19%	205.91%	9.77%
Net assets, end of period (000’s)	$5,537	$5,519	$3,312	$3,676	$1,828	$197

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.59% and 1.20%, respectively for the year ended October 31, 2021 and 1.64% and 1.20%, respectively for the year ended October 31, 2020 and 1.80% and 1.20%, respectively for the year ended October 31, 2019.

(A)Less than $0.01 per share.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,							Period September 11, 2017* to October 31, 2017
		2021		2020		2019		2018
Net asset value, beginning of period	$13.87	$10.88		$11.46		$10.36		$10.24	$10.00
Investment activities
Net investment income (loss)(1)	0.08	0.16		0.16		0.14		0.14	0.01
Net realized and unrealized gain (loss) on investments(2)	(0.30)	3.44		(0.28)		1.45		0.40	0.23
Total from investment activities	(0.22)	3.60		(0.12)		1.59		0.54	0.24
Distributions
Net investment income	(0.07)	(0.17)		(0.13)		(0.16)		(0.12)	—
Net realized gain	(0.26)	(0.44)		(0.30)		(0.33)		(0.30)	—
Return of Capital	—	—		(0.03)		—		—	—
Total distributions	(0.33)	(0.61)		(0.46)		(0.49)		(0.42)	—
Paid-in capital from redemption fees	—	—		—	(A)	—		—	—
Net asset value, end of period	$13.32	$13.87		$10.88		$11.46		$10.36	$10.24
Total Return**	(1.68%)	33.60%		(0.91%)		15.74%		5.29%	2.40%
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	1.43%	1.42	%(3)	1.48	%(3)	1.65	%(3)	2.42%	2.97%
Expenses, net of waiver (Note 2)	1.20%	1.21	%(3)	1.21	%(3)	1.21	%(3)	1.20%	1.20%
Net investment income (loss)	1.14%	1.26%		1.44%		1.28%		1.35%	0.88%
Portfolio turnover rate**	73.82%	126.11%		169.87%		185.19%		205.91%	9.77%
Net assets, end of period (000’s)	$4,084	$4,352		$4,274		$4,568		$2,345	$833

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.41% and 1.20%, respectively for the year ended October 31, 2021 and 1.47% and 1.20%, respectively for the year ended October 31, 2020 and 1.64% and 1.20%, respectively for the year ended October 31, 2019.

(A)Less than $0.01 per share.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class C
	For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,							Period September 11, 2017* to October 31, 2017
		2021		2020		2019		2018
Net asset value, beginning of period	$13.82	$10.83		$11.42		$10.34		$10.23	$10.00
Investment activities
Net investment income (loss)(1)	0.03	0.07		0.08		0.06		0.07	—
Net realized and unrealized gain (loss) on investments(2)	(0.30)	3.43		(0.28)		1.43		0.39	0.23
Total from investment activities	(0.27)	3.50		(0.20)		1.49		0.46	0.23
Distributions
Net investment income	(0.03)	(0.07)		(0.07)		(0.08)		(0.05)	—
Net realized gain	(0.26)	(0.44)		(0.30)		(0.33)		(0.30)	—
Return of Capital	—	—		(0.02)		—		—	—
Total distributions	(0.29)	(0.51)		(0.39)		(0.41)		(0.35)	—
Net asset value, end of period	$13.26	$13.82		$10.83		$11.42		$10.34	$10.23
Total Return**	(2.06%)	32.75%		(1.70%)		14.71%		4.48%	2.30%
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	2.12%	2.11	%(3)	2.17	%(3)	2.35	%(3)	3.08%	2.23%
Expenses, net of waiver (Note 2)	1.95%	1.96	%(3)	1.96	%(3)	1.96	%(3)	1.95%	1.95%
Net investment income (loss)	0.39%	0.51%		0.71%		0.54%		0.63%	(0.27%)
Portfolio turnover rate**	73.82%	126.11%		169.87%		185.19%		205.91%	9.77%
Net assets, end of period (000’s)	$2,722	$2,725		$2,469		$1,699		$394	$238

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 2.10% and 1.95%, respectively for the year ended October 31, 2021 and 2.16% and 1.95%, respectively for the year ended October 31, 2020 and 2.34% and 1.95%, respectively for the year ended October 31, 2019.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Period

	Class Y
	For the six months ended April 30, 2022 (unaudited)	For the years ended October 31,						Period July 24, 2018* to October 31, 2018
		2021		2020		2019
Net asset value, beginning of period	$13.91	$10.91		$11.48		$10.38		$10.65
Investment activities
Net investment income (loss)(1)	0.11	0.23		0.21		0.19		0.04
Net realized and unrealized gain (loss) on investments(2)	(0.29)	3.44		(0.27)		1.45		(0.18)
Total from investment activities	(0.18)	3.67		(0.06)		1.64		(0.14)
Distributions
Net investment income	(0.10)	(0.23)		(0.18)		(0.21)		(0.04)
Net realized gain	(0.26)	(0.44)		(0.30)		(0.33)		(0.09)
Return of Capital	—	—		(0.03)		—		—
Total distributions	(0.36)	(0.67)		(0.51)		(0.54)		(0.13)
Net asset value, end of period	$13.37	$13.91		$10.91		$11.48		$10.38
Total Return**	(1.41%)	34.24%		(0.39%)		16.24%		(1.40%)
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	1.11%	1.11	%(3)	1.15	%(3)	1.34	%(3)	2.63	%(A)
Expenses, net of waiver (Note 2)	0.70%	0.71	%(3)	0.71	%(3)	0.70	%(3)	0.71%
Net investment income (loss)	1.64%	1.73%		1.94%		1.79%		1.55%
Portfolio turnover rate**	73.82%	126.11%		169.87%		185.19%		205.91%
Net assets, end of period (000’s)	$19,259	$19,917		$12,880		$12,940		$10,440

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been 1.10% and 0.70%, respectively for the year ended October 31, 2021 and 1.14% and 0.70%, respectively for the year ended October 31, 2020 and 1.33% and 0.70%, respectively for the year ended October 31, 2019.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Institutional Class
	For the six months ended April 30, 2022 (unaudited)	Period August 13, 2021* to October 31, 2021
Net asset value, beginning of period	$24.58	$20.00
Investment activities
Net investment income (loss)(1)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments(2)	(7.11)	4.65
Total from investment activities	(7.20)	4.58
Distributions
Net investment income	(2.64)	—
Total distributions	(2.64)	—
Net asset value, end of period	$14.74	$24.58
Total Return***	(30.85%)	22.90%
Ratios/Supplemental Data
Ratios to average net assets****
Expenses, gross	9.84%	22.98	%(3)
Expenses, net of waiver (Note 2)	1.09%	1.65	%(3)
Net investment income (loss)	(1.06%)	(1.60%)
Portfolio turnover rate***	140.56%	0.00%
Net assets, end of period (000’s)	$324	$292

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been 22.78% and 1.45%, respectively for the period ended October 31, 2021.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Investor Class
	For the six months ended April 30, 2022 (unaudited)	Period August 13, 2021* to October 31, 2021
Net asset value, beginning of period	$24.55	$20.00
Investment activities
Net investment income (loss)(1)	(0.11)	(0.09)
Net realized and unrealized gain (loss) on investments(2)	(6.96)	4.64
Total from investment activities	(7.07)	4.55
Distributions
Net investment income	(2.56)	—
Total distributions	(2.56)	—
Net asset value, end of period	$14.92	$24.55
Total Return**	(30.27%)	22.75%
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	9.30%	19.75	%(3)
Expenses, net of waiver (Note 2)	1.30%	1.90	%(3)
Net investment income (loss)	(1.27%)	(1.86%)
Portfolio turnover rate**	140.56%	0.00%
Net assets, end of period (000’s)	$372	$57

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been 19.55% and 1.70%, respectively for the period ended October 31, 2021.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

CBOE VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Class Y
	For the six months ended April 30, 2022 (unaudited)	Period August 13, 2021* to October 31, 2021
Net asset value, beginning of period	$24.56	$20.00
Investment activities
Net investment income (loss)(1)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments(2)	(7.10)	4.62
Total from investment activities	(7.18)	4.56
Distributions
Net investment income	(2.68)	—
Total distributions	(2.68)	—
Net asset value, end of period	$14.70	$24.56
Total Return**	(30.82%)	22.80%
Ratios/Supplemental Data
Ratios to average net assets***
Expenses, gross	9.96%	21.74	%(3)
Expenses, net of waiver (Note 2)	0.98%	1.45	%(3)
Net investment income (loss)	(0.95%)	(1.40%)
Portfolio turnover rate**	140.56%	0.00%
Net assets, end of period (000’s)	$342	$491

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been 21.54% and 1.25%, respectively for the period ended October 31, 2021.

*Inception date.

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratios to average net assets have been annualized for periods less than one year.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial StatementsApril 30, 2022 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cboe Vest US Large Cap 10% Buffer Strategies Fund (“10% Buffer”), the Cboe Vest US Large Cap 20% Buffer Strategies Fund (“20% Buffer”), and the Cboe Vest Bitcoin Strategy Managed Volatility Fund (“Bitcoin”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (“Dividend Aristocrats”) is a diversified series of the Trust. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. 10% Buffer’s inception dates were August 24, 2016 for Institutional Class, December 7, 2016 for Investor Class and July 24, 2018 for Classes A, C, and Y. 20% Buffer’s inception dates were December 21, 2016 for Institutional Class, January 31, 2017 for Investor Class and Class A and July 24, 2018 for Classes C and Y. Dividend Aristocrat’s inception dates were September 11, 2017 for Institutional Class, Investor Class, Classes A and C and July 24, 2018 for Class Y. Bitcoin’s inception date was August 13, 2021 for Institutional Class, Investor Class and Class Y. Prior to February 28, 2022, 10% Buffer and 20% Buffer were know as Cboe Vest S&P 500® Buffer Strategy Fund and Cboe Vest S&P 500® Enhanced Growth Strategy Fund, respectively.

The investment objectives of the 10% Buffer, 20% Buffer, Dividend Aristocrats and Bitcoin Funds (collectively the “Funds”) are as follows:

Fund	Objective
10% Buffer	Capital appreciation.
20% Buffer	Capital appreciation.
Dividend Aristocrats	To track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Cboe Aristocrats Index”).
Bitcoin	To seek total return.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds’ securities are valued at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with Cboe Vest℠ Financial, LLC (the “Adviser”), under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, US government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2022 (unaudited)

FLEX Options are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.

Futures contracts are valued at the settlement price determined by the applicable US exchange on the date with respect to which the NAV is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on US securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of April 30, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
10% Buffer
Assets
Money Market Fund	$728,980	$—	$—	$728,980
Call Options Purchased	—	290,240,058	—	290,240,058
Put Options Purchased	—	31,478,905	—	31,478,905
	$728,980	$321,718,963	$—	$322,447,943

Liabilities
Call Options Written	$—	$(1,029,023)	$—	$(1,029,023)
Put Options Written	—	(16,068,350)	—	(16,068,350)
	$—	$(17,097,373)	$—	$(17,097,373)

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2022 (unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
20% Buffer
Assets
Money Market Fund	$488,209	$—	$—	$488,209
Call Options Purchased	—	10,218,300	—	10,218,300
Put Options Purchased	—	1,052,667	—	1,052,667
	$488,209	$11,270,967	$—	$11,759,176

Liabilities
Call Options Written	$—	$(85,661)	$—	$(85,661)
Put Options Written	—	(285,228)	—	(285,228)
	$—	$(370,889)	$—	$(370,889)

Dividend Aristocrats
Assets
Common Stocks	$73,289,314	$—	$—	$73,289,314
Money Market Fund	210,102	—	—	210,102
	$73,499,416	$—	$—	$73,499,416

Liabilities
Call Options Written	$—	$(36,627)	$—	$(36,627)

Bitcoin
Money Market Fund	$793,858	$—	$—	$793,858
	$793,858	$—	$—	$793,858

Other Financial Instruments
Futures Contracts*	$(50,723)	$—	$—	$(50,723)

*Other financial instruments are derivative instruments such as futures contracts and are valued at the unrealized appreciation (depreciation) of the instrument.

Refer to each Fund’s Schedules of Investments for a listing of the securities by security type.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

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Notes to Financial Statements - continuedApril 30, 2022 (unaudited)

Cash Deposits with Brokers and Due to Broker

Cash deposits with brokers are held as collateral for options written. Additionally, for the six months ended April 30, 2022, $3,983, $3,994, $2,500 and $256,297 were the cash deposits with brokers for 10% Buffer, 20% Buffer, Dividend Aristocrats and Bitcoin respectively. There were no due to broker amounts for the Funds for the six months ended April 30, 2022.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended April 30, 2022, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The 10% Buffer, 20% Buffer and Dividend Aristocrats Funds currently offer Class A, Class C, Class Y, Investor Class and Institutional Class Shares. The Bitcoin Fund currently offers Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions on shares held for 30 days or less.

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Notes to Financial Statements - continuedApril 30, 2022 (unaudited)

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. 10% Buffer and 20% Buffer use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Bitcoin Fund may invest in exchange-traded Bitcoin futures contracts (whether directly or through the Cboe Vest Subsidiary). Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the Bitcoin Fund’s futures contract positions at any time. The following are the derivatives held by each fund on April 30, 2022:

Fund	Derivative	Fair Value Asset Derivatives
10% Buffer	Purchased Options – Call	$290,240,058
	Purchased Options – Put	31,478,905
		$321,718,963	*

20% Buffer	Purchased Options – Call	$10,218,300
	Purchased Options – Put	1,052,667
		$11,270,967	*

Fund	Derivative	Fair Value Liability Derivatives
10% Buffer	Written Options – Call	$(1,029,023	)**
	Written Options – Put	(16,068,350	)***
		$(17,097,373)

20% Buffer	Written Options – Call	$(85,661	)**
	Written Options – Put	(285,228	)***
		$(370,889)

Dividend Aristocrats	Written Options – Call	$(36,627	)**

Bitcoin	Futures Contracts	$(50,723	)****

*Statements of Assets and Liabilities location: Investments at fair value.

**Statements of Assets and Liabilities location: Call options written, at fair value.

***Statements of Assets and Liabilities location: Put options written, at fair value.

****Statements of Assets and Liabilities location: Unrealized depreciation of futures contracts.

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Notes to Financial Statements - continuedApril 30, 2022 (unaudited)

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the 10% Buffer, 20% Buffer and Dividend Aristocrats Funds and commodity risk for the Bitcoin Fund for the six months ended April 30, 2022 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
10% Buffer	Purchased Options – Put	$(10,676,283)	$19,354,086
	Purchased Options – Call	(165,279)	(82,757,904)
	Written Options – Put	6,933,897	(9,953,254)
	Written Options – Call	(3,937,842)	13,199,024

20% Buffer	Purchased Options – Put	(10,757)	237,060
	Purchased Options – Call	37,002,466	(35,290,107)
	Written Options – Put	(717)	(40,700)
	Written Options – Call	(7,358,082)	5,618,628

Dividend Aristocrats	Written Options – Call	—	(14)

Bitcoin	Futures Contracts	(224,093)	(192,556)

*Statements of Operations location: Net realized gain (loss) on put options purchased, call options purchased, put options written, call options written, and futures contracts, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on put options purchased, call options purchased, put options written call options written, and futures contracts, respectively.

The following indicates the average monthly volume for the six months ended April 30, 2022 are as follows:

	Average monthly notional value of:
Fund	Derivative	Notional Value
10% Buffer	Purchased Options	$578,892,956
	Written Options	(651,982,170)

20% Buffer	Purchased Options	6,563,012
	Written Options	(6,397,526)

Dividend Aristocrats	Written Options	(2,644,242)

Bitcoin	Futures Contracts	641,140

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the

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Notes to Financial Statements - continuedApril 30, 2022 (unaudited)

obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

10% Buffer and 20% Buffer use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.

The methodology for the Funds’ strategies were created by the Chicago Board Options Exchange (“Cboe”).

10% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 10% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

10% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 10% buffer strategies (each a “10% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 10% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies. 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with 10% Buffer’s 80% Test, 10% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 10% Buffer will consider the market value of its FLEX Options positions.

20% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 20% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

20% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 20% buffer strategies (each a “20% Buffer Strategy”) that invest in exchange-traded FLexible EXchange® Options (“FLEX Options”) linked to a US large-cap equity index (the “Index”),

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Notes to Financial Statements - continuedApril 30, 2022 (unaudited)

such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 20% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies. 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the Fund’s 80% Test, 20% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 20% Buffer will consider the market value of its FLEX Options positions.

Dividend Aristocrats is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index. The Index investment strategy includes, (1) buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”) and (2) partially writing hypothetical weekly US exchange-traded covered call options on each of the stocks.

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are recorded in the Funds’ Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Underlying Investment in Other Investment Companies

10% Buffer and 20% Buffer seek to achieve their investment objectives by investing a portion of their assets in an exchange traded fund (an “ETF”). The Funds may redeem their investments from the ETF at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. As of April 30, 2022, none of the Funds respective net assets were invested in an ETF.

Futures Contracts

Futures contracts are financial contracts, the value of which depends on, or is derived from an underlying reference asset. In the case of Bitcoin Futures, the underlying reference asset is Bitcoin. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained.

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Notes to Financial Statements - continuedApril 30, 2022 (unaudited)

Consolidation of Subsidiary

The Bitcoin Fund may invest up to 25% of its total assets in its subsidiary, Cboe Vest Cayman Subsidiary I, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Bitcoin Fund include the accounts of the Cboe Vest Cayman Subsidiary I. All inter-company accounts and transactions have been eliminated in the consolidation for the Bitcoin Fund. The Cboe Vest Cayman Subsidiary I is advised by the Adviser and acts as an investment vehicle in order to effect certain investments consistent with the Bitcoin Fund’s investment objectives and policies specified in the Bitcoin Fund’s prospectus and statement of additional information. The Cboe Vest Cayman Subsidiary I will generally invest in derivatives, including futures, and other investments intended to serve as margin or collateral for futures positions. The inception date of the Cboe Vest Cayman Subsidiary I was August 13, 2021. As of April 30, 2022, net assets of the Bitcoin Fund were $1,037,539, of which $206,009, or approximately 19.86%, represented the Bitcoin Fund’s ownership of the shares of the Cboe Vest Cayman Subsidiary I.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective November 22, 2019 for 10% Buffer and Dividend Aristocrats, December 19, 2019 for 20% Buffer, and August 1, 2021 for Bitcoin pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services, computed at an annual rate based on the average daily net assets of each Fund. For Bitcoin Fund the rate is 1.00% and for the 10% Buffer, 20% Buffer and Dividend Aristocrats Fund the rate is computed in accordance with the following fee schedule:

Asset Breakpoint	Rate
$0-$249,999,999.99	0.75%
$250,000,000-$749,999,999.99	0.65%
$750,000,000-$1,499,999,999.99	0.60%
$1,500,000,000-$4,999,999,999.99	0.55%
>$5,000,000,000	0.50%

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, fees payable pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of the 10% Buffer, 20% Buffer and Dividend Aristocrats and 0.99% of the average daily net assets of each class of Bitcoin, except for the Class Y Shares where the Adviser has agreed to limit the total expenses to 0.70% of the 10% Buffer, 20% Buffer, Dividend Aristocrats and 0.89% for Bitcoin. Prior to December 8, 2021, the expense limit was 1.45% of the average daily net assets of Bitcoin Fund’s Institutional Class Shares and Investor Class Shares, and 1.25% of the average daily net assets of Bitcoin Fund’s Class Y Shares. The Adviser may not terminate this expense limitation agreement prior to February 28, 2023 for 10% Buffer, 20% Buffer, Dividend Aristocrats and Bitcoin. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

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Notes to Financial Statements - continuedApril 30, 2022 (unaudited)

For the six months ended April 30, 2022, the Adviser earned and waived advisory fees and pursuant to the expense limitation arrangements as described below:

Fund	Fee	Management Fee Earned	Management Fee Waived and Expenses Reimbursed
10% Buffer	0.73%	$1,190,098	$255,579
20% Buffer	0.75%	35,267	38.229
Dividend Aristocrats	0.75%	279,648	111,353
Bitcoin	1.00%	5,220	45,069

The total amount of recoverable reimbursements as of April 30, 2022 and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2022	2023	2024	2025	Total
10% Buffer	$226,080	$264,305	$442,883	$255,579	$1,188,847
20% Buffer	180,359	94,509	147,925	38.229	461,022
Dividend Aristocrats	265,279	207,065	193,606	111,353	777,303
Bitcoin	—	—	25,445	45,069	70,514

The Board has adopted a Distribution and Service Plan for the Funds’ Investor Class, Class A and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to Foreside Fund Services, LLC (“Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class and Class A Shares expenses and 1.00% for Class C Shares expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Funds have adopted a shareholder services plan with respect to their Investor Class, Institutional Class, Class A and Class C Shares. Under the shareholder services plan, the Funds may pay an authorized firm on an annualized basis, up to 0.25% of average daily net assets attributable to their customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing subaccounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

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THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2022 (unaudited)

For the six months ended April 30, 2022, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
10% Buffer	Institutional	Shareholder servicing	$66,588
10% Buffer	Investor	Shareholder servicing	25,350
10% Buffer	A	Shareholder servicing	3,110
10% Buffer	C	Shareholder servicing	2,994
10% Buffer	Investor	12b-1	25,350
10% Buffer	A	12b-1	5,183
10% Buffer	C	12b-1	19,961
20% Buffer	Institutional	Shareholder servicing	2,702
20% Buffer	Investor	Shareholder servicing	7,061
20% Buffer	A	Shareholder servicing	443
20% Buffer	C	Shareholder servicing	10
20% Buffer	Investor	12b-1	7,061
20% Buffer	A	12b-1	220
20% Buffer	C	12b-1	68
Dividend Aristocrats	Institutional	Shareholder servicing	20,750
Dividend Aristocrats	Investor	Shareholder servicing	4,201
Dividend Aristocrats	A	Shareholder servicing	1,576
Dividend Aristocrats	C	Shareholder servicing	137
Dividend Aristocrats	Investor	12b-1	7,002
Dividend Aristocrats	A	12b-1	5,338
Dividend Aristocrats	C	12b-1	13,856
Bitcoin	Institutional	Shareholder servicing	422
Bitcoin	Investor	Shareholder servicing	399
Bitcoin	Investor	12b-1	399

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are accrued daily and paid monthly. For the six months ended April 30, 2022, the following fees were paid to CFS by the Funds:

Fund	Administration	Transfer Agent	Accounting
10% Buffer	$61,712	$13,637	$58,188
20% Buffer	2,046	1,980	1,419
Dividend Aristocrats	14,255	5,123	14,306
Bitcoin	2,970	2,050	8,261

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom, Assistant Secretary of the Trust, a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Ms. Bloom receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2022 (unaudited)

NOTE 3 – INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding than short-term securities for the six months ended April 30, 2022, were as follows:

Fund	Purchases	Sales
10% Buffer	$203,852,175	$207,392,619
20% Buffer	13,960,497	97,631,973
Dividend Aristocrats	54,919,377	52,904,967
Bitcoin	1,727,860	1,233,914

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions for the six months ended April 30, 2022 for 10% Buffer, 20% Buffer, Dividend Aristocrats and Bitcoin, and for the year/period ended October 31, 2021 for 10% Buffer, 20% Buffer and Dividend Aristocrats were as follows:

Six months ended April 30, 2022 (unaudited)
	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Distributions paid from:
Ordinary income	$—	$—	$1,354,564	$141,833
Realized gains	—	3,286,994	474,653	—
	$—	$3,286,994	$1,829,217	$141,833

	Year/Period ended October 31, 2021
	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Distributions paid from:
Ordinary income	$—	$—	$1,016,684	$—
Realized gains	—	—	2,274,015	—
Return of capital	143,930	—	—	—
	$143,930	$—	$3,290,699	$—

As of April 30, 2022, the components of distributable earnings on a tax basis were as follows:

	Six months ended April 30, 2022 (unaudited)
	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Accumulated net investment income (loss)	$(1,813,442)	$(51,978)	$56,241	$(423,950)
Accumulated net realized gain (loss)	17,354,253	22,227,395	(6,803,976)	—
Net unrealized appreciation (depreciation)	1,829,058	(435,314)	19,152,340	—
	$17,369,869	$21,740,103	$12,404,605	$(423,950)

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2022 (unaudited)

As of October 31, 2021, 10% Buffer had a capital loss carryforward of $21,911,722 that may be carried forward indefinitely of which all is considered short term and 20% Buffer had a capital loss carryforward of $3,334,797 that may be carried forward indefinitely of which all is considered short term.

Cost of securities for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
10% Buffer	$303,521,512	$21,519,391	$(19,690,333)	$1,829,058
20% Buffer	11,823,601	404,014	(839,328)	(435,314)
Dividend Aristocrats	54,310,449	20,049,805	(897,465)	19,152,340
Bitcoin	793,858	—	—	—

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	10% Buffer
	Six months ended April 30, 2022 (unaudited)
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	2,075,972	177,580	75,551	46,181	10,874,310
Shares reinvested	—	—	—	—	—
Shares redeemed	(2,765,727)	(128,731)	(10,893)	(22,211)	(10,696,104)
Net increase (decrease)	(689,755)	48,849	64,658	23,970	178,206

	10% Buffer
	Year ended October 31, 2021
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	4,717,009	427,486	48,154	38,786	10,027,584
Shares reinvested	1,250	—	—	—	8,699
Shares redeemed	(5,018,754)	(638,828)	(32,178)	(37,129)	(6,469,959)
Net increase (decrease)	(300,495)	(211,342)	(15,976)	1,657	3,566,324

	20% Buffer
	Six months ended April 30, 2022 (unaudited)
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	1,033,845	136,744	644	1,226	133
Shares reinvested	285,971	213,812	18,373	2,079	—
Shares redeemed	(49,113)	(4,880,102)	(6,996)	(513)	—
Net increase (decrease)	1,270,702	(4,529,546)	12,021	2792	133

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2022 (unaudited)

	20% Buffer
	Year ended October 31, 2021
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	50,505	549,381	1,179	342	—
Shares redeemed	(311,183)	(531,943)	(6,213)	—	—
Net increase (decrease)	(260,678)	17,438	(5,034)	342	7

	Dividend Aristocrats
	Six months ended April 30, 2022 (unaudited)
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	313,090	49,164	1,099	16,144	70,650
Shares reinvested	72,119	9,274	7,304	3,258	36,339
Shares redeemed	(262,635)	(40,550)	(15,535)	(11,303)	(97,716)
Net increase (decrease)	122,574	17,888	(7,132)	8,099	9,273

	Dividend Aristocrats
	Year ended October 31, 2021
	Institutional Class	Investor Class	Class A	Class C	Class Y
Shares sold	710,157	126,995	21,566	10,880	254,115
Shares reinvested	140,108	15,614	15,585	6,194	67,546
Shares redeemed	(889,864)	(49,297)	(116,341)	(47,750)	(71,320)
Net increase (decrease)	(39,599)	93,312	(79,190)	(30,676)	250,341

	Bitcoin
	Six months ended April 30, 2022 (unaudited)
	Institutional Class	Investor Class	Class Y
Shares sold	34,739	34,073	99
Shares reinvested	2,566	2,450	3,131
Shares redeemed	(27,196)	(13,915)	—
Net increase (decrease)	10,109	22,608	3,230

	Bitcoin
	Period ended October 31, 2021
	Institutional Class	Investor Class	Class Y
Shares sold	11,864	2,327	19,999
Shares reinvested	—	—	—
Shares redeemed	—	—	—
Net increase (decrease)	11,864	2,327	19,999

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2022 (unaudited)

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2022, Dividend Aristocrats had 20.16% of the value of its net assets invested in securities within the Industrial sector.

NOTE 7 – BITCOIN RISK

The following risk are specifically attributable to making investments in Bitcoin. Each of these risks could adversely impact the value of an investment in the Fund.

•New Technology Adoption Risks. Investing in Bitcoin represents an investment in a new technological innovation with a limited history. The limited market trading history may limit the ability of the Adviser to assess opportunities and risks.

•Industry Uncertainty Risks. Bitcoin and the marketplace for Bitcoin is relatively new, which means that this type of investment is subject to a high degree of uncertainty. Uncertainty surrounding the adoption of Bitcoin, growth in its usage and in the blockchain for various applications and an accommodating regulatory environment creates a risk for the Fund.

•Bitcoin Volatility Risks. Bitcoin trading prices are volatile. As a result, Bitcoin may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of Bitcoin. Historically realized volatility may not be indicative of future volatility. Due to this limitation, changes in market conditions, or other factors, the actual realized volatility of the Fund for any particular period may be materially higher or lower than the volatility targeted by the Adviser. The return of the Fund for any given period could be directionally different than the price direction of Bitcoin or Bitcoin Futures depending on allocation decisions made by the Adviser in its attempt to implement the Managed Volatilty Strategy.

•Regulatory Risks. While the Bitcoin and the trading platforms and infrastructure on which Bitcoin is traded is largely unregulated, both domestic and foreign regulators and governments have given significant attention to fraud and other manipulative acts that have occurred related to Bitcoin. To the extent that future regulatory actions or policies limit or restrict Bitcoin usage, Bitcoin trading or the ability to convert Bitcoin to government currencies, the demand for Bitcoin may be reduced, which may adversely affect an investment in the Fund. Moreover, additional regulation or changes to existing regulation may also require changes to the Fund’s investment strategies.

•Excess Supply Risks.  Newly created Bitcoin are generated through a process referred to as “mining,” and such Bitcoin are referred to as “newly mined Bitcoin.” If entities engaged in Bitcoin mining choose not to hold the newly mined Bitcoin, and, instead, make them available for sale, this increase in the supply of such Bitcoin can create downward pressure on the price of Bitcoin. The supply of Bitcoin is constrained or formulated by its protocol, such that the number of newly minted Bitcoins is reduced over time until Bitcoin issuance halts completely with a total of 21 million Bitcoins in existence.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2022 (unaudited)

•Disruptions and Failures at Bitcoin. Bitcoin trading platforms operate websites on which users can trade Bitcoin for US dollars, other government currencies or other digital assets. Bitcoin trading platforms have a limited history with a record of disruptions. In many of these instances, the customers of such trading platforms were not compensated or made whole for the partial or complete losses of their funds held at the trading platforms. The potential for instability of Bitcoin trading platforms and the closure or temporary shutdown of trading platforms due to fraud, business failure, hackers, distributed denial of service attacks or malware, or government-mandated regulation may reduce confidence in Bitcoin, which may result in greater volatility in Bitcoin.

•Risks Associated with Demand for Specific Digital Assets. As the market for Bitcoin evolves, it is possible that a digital asset other than Bitcoin held by the Fund could have features that make it more desirable to a material portion of the digital asset user base, resulting in a reduction in demand for Bitcoin held by the Fund (and thus negatively impacting the value of the Fund). Bitcoin hold a “first-to-market” advantage over other digital assets. Despite the market first-mover advantage of Bitcoin, it is possible that other digital assets could become materially popular due to either a perceived or exposed shortcoming of a network protocol that is not immediately addressed or a perceived advantage of an alternative digital assets that includes features not incorporated into Bitcoins held by the Fund. In such circumstances, the demand for the Bitcoin held by the Fund could be negatively impacted. Decreased demand for Bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

•Competition from central bank digital currencies (“CBDCs”). Central banks have introduced digital forms of legal tender. China’s CBDC project, known as Digital Currency Electronic Payment, has reportedly been tested in a live pilot program conducted in multiple cities in China. A recent study published by the Bank for International Settlements estimated that at least 36 central banks have published retail or wholesale CBDC work ranging from research to pilot projects. Whether or not they incorporate blockchain or similar technology, CBDCs, as legal tender in the issuing jurisdiction, could have an advantage in competing with, or replacing, bitcoin and other cryptocurrencies as a medium of exchange or store of value. Central banks and other governmental entities have also announced cooperative initiatives and consortia with private sector entities, with the goal of leveraging blockchain and other technology to reduce friction in cross-border and interbank payments and settlement, and commercial banks and other financial institutions have also recently announced a number of initiatives of their own to incorporate new technologies, including blockchain and similar technologies, into their payments and settlement activities, which could compete with, or reduce the demand for, Bitcoin. As a result of any of the foregoing factors, the value of Bitcoin could decrease, which could adversely affect an investment in the Fund.

•Risks from Decreased Incentives for Miners. Miners generate revenue from both newly created Bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. A large-scale cessation, either due to policy intervention or other reasons, may also cause higher volatility in Bitcoin price, lower process power of the bitcoin network, and higher transaction costs. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of Bitcoin. Furthermore, the block reward will decrease over time. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use Bitcoin. Decreased demand for Bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2022 (unaudited)

•Risks of Changes to Bitcoin Network. A small group of individuals can propose refinements or improvements to the Bitcoin Network’s source code through one or more software upgrades that alter the protocols and software that govern the Bitcoin network and the properties of Bitcoin, including the irreversibility of transactions and limitations on the mining of new Bitcoin. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the Bitcoin network (and the blockchain), with one prong running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of the Bitcoin network running in parallel, but with each version’s Bitcoin (the asset) lacking interchangeability. It is possible, however, that a substantial number of Bitcoin users and miners could adopt an incompatible version of Bitcoin while resisting community-led efforts to merge the two chains. It is unclear how such actions will affect the long-term viability of Bitcoin and, accordingly, may adversely affect an investment in the Fund.

•Risks Associated with Intellectual Property Rights. Third parties may assert intellectual property claims relating to the holding and transfer of certain Bitcoin and their source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Bitcoin network’s long-term viability or the ability of end-users to hold and transfer Bitcoin may adversely affect an investment in the Fund.

NOTE 8 – CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, (either directly or indirectly), more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreements with the Adviser. At April 30, 2022, one shareholder owned 33% of the Bitcoin Fund’s outstanding shares.

NOTE 9 – RECENT MARKET EVENTS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Adviser and the Funds’ other service providers, market makers, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and their shareholders. While the Funds have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers, market makers, or issuers of securities in which the Funds invest.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedApril 30, 2022 (unaudited)

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-855-505-8378 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-855-505-8378 or on the SEC’s website at www.sec.gov.

RENEWAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting held on November 10, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (“Cboe Advisory Agreement”) between the Trust and Cboe Vest Financial, LLC (“Cboe Vest”) in regard to the Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, the Cboe Vest S&P 500® Enhanced Growth Strategy Fund and the Cboe Vest S&P 500® Buffer Strategy Fund (the “Cboe Vest Funds”). The Board reviewed the memorandum from counsel to the Trust (“Counsel”) addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the Advisory Agreement. The Trustees reviewed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, (i) the nature, extent, and quality of the services provided by Cboe Vest; (ii) the investment performance of the Cboe Vest Funds; (iii) the costs of the services provided and profits realized by Cboe Vest from its relationship with the Cboe Vest Funds; (iv) the extent to which economies of scale would be realized if the Cboe Vest Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Cboe Vest Funds’ investors; and (v) Cboe Vest’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically provided by Cboe Vest during the approval process, including information presented to the Board during the Meeting, and other meetings of the Board held during the past two years. The Board also considered information regarding the expense limitation arrangements and the manner in which the Cboe Vest Funds are managed. The Board requested and was provided with information and reports relevant to the approval of the Cboe Advisory Agreement, including: (i) reports regarding the services and support provided to the Cboe Vest Funds and their shareholders by Cboe Vest; (ii) presentations by Cboe Vest management addressing the investment philosophy, investment strategy, personnel, and operations utilized in managing the Cboe Vest Funds; (iii) disclosure information contained in the registration statement of the Trust, including the investment descriptions of the Cboe Vest Funds, and the Form ADV of Cboe Vest; (iv)  the investment performance of the Cboe Vest Funds; (v) periodic commentary on the reasons for the performance; (vi) compliance reports concerning the Cboe Vest Funds and Cboe Vest; and (vii) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Cboe Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Cboe Vest, including financial information, a description of personnel and the services provided to the Cboe Vest Funds, information on investment advice, performance, summaries of expenses for the Cboe Vest Funds, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Cboe Vest Funds; (iii) the anticipated effect of size on

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

the Cboe Vest Funds’ performance and expenses; and (iv) benefits to be realized by Cboe Vest from its relationship with the Trust and the Cboe Vest Funds. In deciding whether to approve the Cboe Advisory Agreement, the Trustees considered numerous factors, including:

Nature, Extent, and Quality of Services Provided by Cboe Vest

In this regard, the Board considered the responsibilities of Cboe Vest under the Cboe Advisory Agreement. The Board reviewed the services provided by Cboe Vest to the Cboe Vest Funds including, without limitation, the process for formulating investment recommendations and assuring compliance with the Cboe Vest Funds’ investment objectives and limitations, the coordination of services for the Cboe Vest Funds among the service providers, and the efforts of Cboe Vest to promote the Cboe Vest Funds and grow assets. The Board considered: Cboe Vest’s staffing, personnel, and methods of operating; the education and experience of its personnel; its compliance programs, policies and procedures; and its financial condition. After reviewing the foregoing and further information from Cboe Vest, the Board concluded that the quality, extent, and nature of the services to be provided by Cboe Vest were satisfactory and adequate for the Cboe Vest Funds.

Investment Performance of the Cboe Vest Funds

The Board compared the performance of each Cboe Vest Fund to the fees of peer groups of other funds selected by Broadridge using Morningstar data as being comparable to each Fund in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors. The Board noted that peers were selected by Broadridge from Morningstar’s options trading category for the Cboe Buffer Fund, and from Morningstar’s derivative income category for the Cboe Enhanced Growth Fund and the Cboe Dividend Aristocrats Fund (each, a “Peer Group”). In regard to the Cboe Dividend Aristocrats Fund, the Trustees considered that for the one-year and three-year periods ended September 30, 2021, the Fund outperformed the medians of both its Peer Group and category and its benchmark index. The Board noted that the Cboe Dividend Aristocrats Fund was, however, more volatile than its peers, ranking in the fourth quartile for standard deviation relative to the category and its Peer Group for the one- and three-year periods ended September 30, 2021. The Trustees also considered the performance of the Similar Fund managed by Cboe with similar investment objectives to the Cboe Dividend Aristocrats Fund. The Trustees noted that the performance of the Cboe Dividend Aristocrats Fund was comparable to that of the Similar Fund and the Board considered the reasons for the differences in performance, which it deemed reasonable.

In regard to the Cboe Buffer Fund, the Board considered that for the one-year period ended September 30, 2021, the Fund outperformed its Peer Group and category medians and underperformed its benchmark index. The Trustees noted that for the three- and five-year periods ended September 30, 2021, the Cboe Buffer Fund outperformed its benchmark index. The Board also considered that for the one-, three- and five-year periods, the Cboe Buffer Fund was less volatile than its benchmark index.

In regard to the Cboe Enhanced Growth Fund, the Trustees considered that for the one-year period ended September 30, 2021, the Fund underperformed but was less volatile than its Peer Group and category medians and its benchmark index. The Trustees further considered that, for the three-year period ended September 30, 2021, the Cboe Enhanced Growth Fund outperformed but was more volatile than its Peer Group and category medians and its benchmark index. The Board noted that the Cboe Enhanced Growth Fund was the top performing fund in its Peer Group for the three-year period ended September 30, 2021.

The Trustees considered that Cboe Vest’s managed account investments are specific to each customer and that, given the high degree of customization, Cboe Vest has represented that the performance of these strategies is not relevant to the performance of the Cboe Vest Funds. The

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

Board also noted that Cboe Vest manages and sub-advises ETFs, but the strategies and structures of the ETFs are different from the Cboe Vest Funds. Based on the foregoing, the Board concluded that the investment performance information presented for the Cboe Vest Funds was satisfactory.

Costs of Services Provided and Profits Realized by Cboe Vest from the Relationship with the Cboe Vest Funds

In this regard, the Board considered Cboe Vest’s staffing, personnel, and methods of operating; the financial condition and profitability of Cboe Vest and the level of commitment to the Cboe Vest Funds by Cboe Vest’s principals and its parent company; the benefits for Cboe Vest in managing the Cboe Vest Funds; the overall expenses of the Cboe Vest Funds; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Cboe Vest regarding its estimated profits associated with managing the Cboe Vest Funds at various asset levels. The Board compared the fees and expenses of the Cboe Vest Funds (including the advisory fee) to those of their Peer Groups consisting of other funds comparable to them in terms of the type of fund, the style of investment management, the size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board noted that each Cboe Vest Fund’s net expense ratio and advisory fee was less than the category and Peer Group medians. The Board considered the expense limitation arrangements in place for each of the Cboe Vest Funds and Cboe Vest’s commitment to extend the current expense limitation arrangements for the Cboe Vest Funds through at least February 28, 2022. The Board considered the fees of the Cboe Dividend Aristocrats Fund under the Cboe Advisory Agreement relative to the Similar Fund and the reasons for the differences in fees. The Trustees determined that the differences were reasonable under the circumstances.  Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the profitability of and the fees paid to Cboe Vest were fair and reasonable.

Extent to Which Economies of Scale Would be Realized as the Cboe Vest Funds Grow and Whether Advisory Fee Levels Reflect these Economies of Scale for the Benefit of the Cboe Vest Funds’ Investors

In this regard, the Board considered the Cboe Vest Funds’ fee arrangements with Cboe Vest, including the economies of scale to be experienced by shareholders as assets increase due to the breakpoints in place with respect to each of the Cboe Vest Funds’ management fees. The Trustees also noted that the Cboe Vest Funds would benefit from economies of scale under its agreements with some of its service providers other than Cboe Vest. The Board also considered the expense caps in place for the Cboe Vest Funds from which shareholders will immediately benefit and the Cboe Vest’s decision to extend the expense caps through at least February 28, 2022. Following further discussion of the Cboe Vest Funds’ current asset levels, expectations for growth, and levels of fees, the Board determined that the Cboe Vest Funds’ fee arrangements with Cboe Vest were fair and reasonable and reasonable in relation to the nature and quality of the services provided by Cboe Vest and that the expense limitation arrangements provided potential savings or protection for the benefit of the Cboe Vest Funds’ shareholders.

Possible Conflicts of Interest and Other Benefits

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Cboe Vest Funds; the basis of decisions to buy or sell securities for the Cboe Vest Funds; the method for bunching of portfolio securities transactions; the substance and administration of Cboe Vest’s Code of Ethics and other relevant policies described in Cboe Vest’s Form ADV. It was noted that Cboe Vest may receive certain “soft dollar” benefits but does not participate in any commission recapture programs.

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World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

Following further consideration and discussion, the Board indicated that Cboe Vest’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by Cboe Vest from managing the Cboe Vest Funds were satisfactory.

The Board did not identify any particular information that was most relevant to its consideration to approve the Cboe Advisory Agreement and each Trustee may have afforded different weight to the various factors. After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Advisory Agreement for another one-year term.

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Funds’ Board of Trustees approved the appointment of the Advisor as the Funds’ Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Funds’ liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Funds did not experience significant liquidity challenges during the covered period; (ii) the Funds’ investment strategies remain appropriate for an open-end fund; and (iii) the Funds’ liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cboe Vest Family of Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, November 1, 2021, and held for the six months ended April 30, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Annualized Expense Ratio	Expenses Paid During Period Ended* 4/30/22
10% Buffer
Institutional Class Actual	$1,000.00	$970.41	0.95%	$4.64
Institutional Class Hypothetical**	$1,000.00	$1,020.08	0.95%	$4.76
Investor Class Actual	$1,000.00	$969.56	1.20%	$5.86
Investor Class Hypothetical**	$1,000.00	$1,018.84	1.20%	$6.01
Class A Actual	$1,000.00	$969.59	1.20%	$5.86
Class A Hypothetical**	$1,000.00	$1,018.84	1.20%	$6.01
Class C Actual	$1,000.00	$967.84	1.95%	$9.51
Class C Hypothetical**	$1,000.00	$1,015.12	1.95%	$9.74
Class Y Actual	$1,000.00	$970.56	0.70%	$3.42
Class Y Hypothetical**	$1,000.00	$1,021.32	0.70%	$3.51

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THE CBOE VEST FAMILY OF FUNDS
Fund Expenses (unaudited) - continued

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Annualized Expense Ratio	Expenses Paid During Period Ended* 4/30/22
20% Buffer
Institutional Class Actual	$1,000.00	$975.43	0.95%	$4.65
Institutional Class Hypothetical**	$1,000.00	$1,020.08	0.95%	$4.76
Investor Class Actual	$1,000.00	$976.41	1.20%	$5.88
Investor Class Hypothetical**	$1,000.00	$1,018.84	1.20%	$6.01
Class A Actual	$1,000.00	$975.64	1.20%	$5.88
Class A Hypothetical**	$1,000.00	$1018.84	1.20%	$6.01
Class C Actual	$1,000.00	$974.19	1.96%	$9.59
Class C Hypothetical**	$1,000.00	$1,015.08	1.96%	$9.79
Class Y Actual	$1,000.00	$976.29	0.70%	$3.43
Class Y Hypothetical**	$1,000.00	$1,021.32	0.70%	$3.51

Dividend Aristocrats
Institutional Class Actual	$1,000.00	$992.14	0.95%	$4.69
Institutional Class Hypothetical**	$1,000.00	$1,020.08	0.95%	$4.76
Investor Class Actual	$1,000.00	$991.63	1.20%	$5.93
Investor Class Hypothetical**	$1,000.00	$1,018.84	1.20%	$6.01
Class A Actual	$1,000.00	$991.65	1.20%	$5.93
Class A Hypothetical**	$1,000.00	$1,018.84	1.20%	$6.01
Class C Actual	$1,000.00	$989.78	1.96%	$9.62
Class C Hypothetical**	$1,000.00	$1,015.12	1.96%	$9.74
Class Y Actual	$1,000.00	$993.03	0.70%	$3.46
Class Y Hypothetical**	$1,000.00	$1,021.32	0.70%	$3.51

Bitcoin
Institutional Class Actual	$1,000.00	$847.03	1.09%	$4.99
Institutional Class Hypothetical**	$1,000.00	$1,019.39	1.09%	$5.46
Investor Class Actual	$1,000.00	$849.48	1.30%	$5.96
Investor Class Hypothetical**	$1,000.00	$1,018.35	1.30%	$6.51
Class Y Actual	$1,000.00	$847.16	0.98%	$4.49
Class Y Hypothetical**	$1,000.00	$1,019.93	0.98%	$4.91

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses.

SEMI-ANNUAL REPORT

THE CBOE VEST FAMILY OF FUNDS
Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this semi-annual report.

Investment Adviser:

Cboe Vest℠ Financial, LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
1-800-673-0550 (Toll Free)

ITEM 2.	CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer
Date: July 7, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer
Date: July 7, 2022

* Print the name and title of each signing officer under his or her signature.